UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Municipal Income Fund

National Portfolio

California Portfolio

New York Portfolio

Insured National Portfolio

Insured California Portfolio

April 30, 2008

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 20, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund (the “Portfolios”) for the semi-annual reporting period ended April 30, 2008.

Investment Objective and Policies

The investment objective of the five portfolios of this open-end fund is to earn the highest level of current income, exempt from Federal taxation and, in the case of the State Portfolios, state taxation of the respective state that is available without assuming what the Adviser considers to be undue risk. Each Portfolio invests principally in high-yielding, predominantly investment-grade municipal securities. Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal Alternative Minimum Tax (“AMT”) for certain taxpayers, except for the Insured National Portfolio and the Insured California Portfolio, which have a fundamental policy to invest at least 80% of their assets in municipal securities with interest that is exempt from federal income taxes, including the AMT.

Each of the Portfolios that invest in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The National Portfolio and Insured National Portfolio may invest 25% or more of their net assets in a single state. The Insured California Portfolio is non-diversified, meaning that it can invest more of its assets in a fewer number of issuers. Each of the Insured National Portfolio and the Insured California Portfolio also pursues its objective by investing at least 80% of its net assets in insured municipal securities.

Investment Results

The tables on pages 6 – 7 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended April 30, 2008.

For both the six- and 12-month periods ended April 30, 2008, all of the Portfolios’ Class A shares without sales charges underperformed the benchmark, the LB Municipal Index, which represents the municipal market and posted positive returns of 1.47% and 2.79% for the respective time periods.

Even though the Portfolios’ Municipal Bond Investment Team (the “Team”) focused new purchases on high credit quality bonds, the Portfolios’ weights in lower-credit quality bonds compared to the benchmark’s detracted from relative performance as credit spreads widened. In general, the maturities of the Portfolios’ holdings relative to the benchmark’s maturities benefited performance. A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	1

selection versus the benchmark for the semi-annual reporting period ended April 30, 2008, follows:

National Portfolio — The National Portfolio’s underperformance was primarily the result of security selection in the hospital, special tax, education and general obligation sectors. The Portfolio’s relative weight in the general obligation and hospital sectors also detracted from the Portfolio’s performance.

California Portfolio — The California Portfolio’s underperformance was primarily the result of security selection in the insured, general obligation, special tax, hospital, education and housing sectors. The Portfolio’s relative weight in the insured and housing sectors also detracted from the Portfolio’s performance, while its relative weight in the pre-refunded and industrial revenue bond sectors was beneficial to the Portfolio’s performance.

New York Portfolio — The New York Portfolio’s underperformance was primarily the result of security selection in the insured, transportation, general obligation, special tax and housing sectors. The Portfolio’s relative weight in the housing and general obligation sectors also detracted from the Portfolio’s performance.

Insured National Portfolio — The Insured National Portfolio’s underperformance was primarily the result of security selection within the insured and education sectors. Security selection in the pre-refunded sector also detracted from the Portfolio’s performance.

Insured California Portfolio — The Insured California Portfolio’s underperformance was primarily the result of security selection in the insured sector. The Portfolio’s relative weight in the general obligation sector also detracted from performance. The Portfolio’s relative weight in the pre-refunded sector was beneficial to the Portfolio’s performance.

Market Review and Investment Strategy

A significant sign of stress in the municipal market was how inexpensive tax-exempt bonds were relative to taxable bonds on April 30, 2008. This was especially true in relation to Treasuries, but municipals were also attractive relative to other types of taxable bonds such as high-grade corporate bonds. On an after-tax basis, municipal bonds provided an extra 1.05% in yield over U.S. Treasuries for clients subject to the top federal income tax rate. This spread declined from its peak a month earlier, but remains significantly above its historical average. The Team believed this was primarily due to market dislocations, which included: the downgrading of bond insurers, problems in auction-rate securities (not enough interested bidders willing to purchase these long-term securities), troubles with variable rate demand notes (long-term bonds whose interest rates change with money market interest rates and are payable on demand) and issues with margin calls (investors

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

being called on to cover their purchase of securities with borrowed funds) on leveraged municipal portfolios. Investors appear to have recognized that solving some of these factors could substantially increase the supply of traditional fixed-coupon municipal bonds available for sale. The Team observed a reduction in investor demand and a consequent reduction in the price of municipals.

The increase in credit spreads over the six- and 12-month periods ended April 30, 2008, is consistent with investors’ heightened sense of risk aversion, and has been compounded by the downgrades of bond insurers. The percentage of municipal bonds issued with bond insurance declined from 50% of total new issuance over the last few years to only 25% in the first quarter of 2008, thereby creating a larger supply of lower-rated bonds. There may be opportunities to add income to the Fund, but the Team is also seeking to identify bonds which may be stable during this difficult economic period.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing such insured securities, the Team gives consideration to both the insurer and to the credit quality of the underlying issuer. The insurance reduces the credit risk for a particular municipal security by supplementing the creditworthiness of the underlying bond and provides additional security for payment of the principal and interest of a municipal security. Certain of the insurance companies that provide insurance for municipal securities provide insurance for other types of securities, including some involving subprime mortgages. The value of subprime mortgage securities has declined recently and some may default, increasing a bond insurer’s risk of having to make payments to holders of subprime mortgage securities. Because of this risk, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of April 30, 2008, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre-refunded are as follows:

Portfolio	Insured Bonds	Pre-Refunded Insured Bonds
National	38%	5%
California	44%	10%
New York	43%	5%
Insured National*	92%	43%
Insured California**	100%	18%

*	24% and 23% of the Insured National Portfolio’s insured bonds were insured by AMBAC and FSA, respectively.

**	39% of the Insured California Portfolio’s insured bonds were insured by AMBAC.

The Team believes that downgrades in insurance company ratings or

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	3

insurance company insolvencies present limited risk to the Portfolios. The Portfolios are well diversified by bond insurer, minimizing the exposure to any single insurer. In addition, the generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios’ prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuation in the Portfolios’ securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. The yield or value of the Portfolios’ investments in municipal securities may be affected by political or legislative changes and uncertainties related to the tax status of municipal securities or the rights of investors in these securities. Individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. The Portfolios may invest in high yield bonds (i.e., “junk bonds”) which involves a greater risk of default and price volatility than other bonds. Investing in non-investment grade debt presents special risks, including credit risk. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios’ prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED APRIL 30, 2008

	Returns
	6 Months	12 Months
National Portfolio
Class A	-0.08%	0.74%

Class B	-0.42%	0.05%

Class C	-0.42%	-0.06%

LB Municipal Index	1.47%	2.79%

	Returns
	6 Months	12 Months
California Portfolio
Class A	-0.05%	0.87%

Class B	-0.30%	0.27%

Class C	-0.40%	0.26%

LB Municipal Index	1.47%	2.79%

	Returns
	6 Months	12 Months
New York Portfolio
Class A	0.84%	1.92%

Class B	0.60%	1.23%

Class C	0.60%	1.32%

LB Municipal Index	1.47%	2.79%

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED APRIL 30, 2008

	Returns
	6 Months	12 Months
Insured National Portfolio
Class A	0.94%	1.97%

Class B	0.50%	1.28%

Class C	0.59%	1.27%

LB Municipal Index	1.47%	2.79%

	Returns
	6 Months	12 Months
Insured California Portfolio
Class A	0.58%	1.47%

Class B	0.22%	0.69%

Class C	0.23%	0.69%

LB Municipal Index	1.47%	2.79%

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	7

Historical Performance

NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			4.10%	6.31%
1 Year	0.74%	-3.53%
5 Years	4.68%	3.77%
10 Years	4.13%	3.68%

Class B Shares			3.59%	5.52%
1 Year	0.05%	-2.84%
5 Years	3.97%	3.97%
10 Years(a)	3.70%	3.70%

Class C Shares			3.58%	5.51%
1 Year	-0.06%	-1.02%
5 Years	3.96%	3.96%
10 Years	3.41%	3.41%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-4.30%
5 Years	3.69%
10 Years	3.54%

Class B Shares
1 Year	-3.62%
5 Years	3.88%
10 Years(a)	3.56%

Class C Shares
1 Year	-1.61%
5 Years	3.90%
10 Years	3.29%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.92%, 1.63% and 1.62% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.68%, 1.38% and 1.38% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			4.05%	6.95%
1 Year	0.87%	-3.43%
5 Years	4.15%	3.25%
10 Years	4.50%	4.05%

Class B Shares			3.53%	6.05%
1 Year	0.27%	-2.64%
5 Years	3.43%	3.43%
10 Years(a)	4.06%	4.06%

Class C Shares			3.53%	6.05%
1 Year	0.26%	-0.71%
5 Years	3.42%	3.42%
10 Years	3.77%	3.77%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-3.99%
5 Years	3.17%
10 Years	3.92%

Class B Shares
1 Year	-3.29%
5 Years	3.35%
10 Years(a)	3.94%

Class C Shares
1 Year	-1.37%
5 Years	3.34%
10 Years	3.65%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.85%, 1.56% and 1.55% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.47% and 1.47% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	9

Historical Performance

NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.99%	6.59%
1 Year	1.92%	-2.41%
5 Years	4.46%	3.56%
10 Years	4.56%	4.10%

Class B Shares			3.47%	5.73%
1 Year	1.23%	-1.71%
5 Years	3.74%	3.74%
10 Years(a)	4.10%	4.10%

Class C Shares			3.47%	5.73%
1 Year	1.32%	0.34%
5 Years	3.76%	3.76%
10 Years	3.82%	3.82%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
				SEC Returns

Class A Shares
1 Year				-2.91%
5 Years				3.49%
10 Years				3.98%

Class B Shares
1 Year				-2.22%
5 Years				3.67%
10 Years(a)				3.97%

Class C Shares
1 Year				-0.18%
5 Years				3.67%
10 Years				3.69%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.61% and 1.60% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.58%, 1.28% and 1.28% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

INSURED NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.18%	4.89%
1 Year	1.97%	-2.33%
5 Years	4.14%	3.23%
10 Years	4.30%	3.85%

Class B Shares			2.64%	4.06%
1 Year	1.28%	-1.67%
5 Years	3.41%	3.41%
10 Years(a)	3.86%	3.86%

Class C Shares			2.63%	4.05%
1 Year	1.27%	0.29%
5 Years	3.41%	3.41%
10 Years	3.59%	3.59%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.70%
5 Years	3.25%
10 Years	3.76%

Class B Shares
1 Year	-2.04%
5 Years	3.42%
10 Years(a)	3.77%

Class C Shares
1 Year	-0.10%
5 Years	3.43%
10 Years	3.50%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.06%, 1.77% and 1.77% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.04%, 1.74% and 1.74% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	11

Historical Performance

INSURED CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.53%	6.05%
1 Year	1.47%	-2.84%
5 Years	3.22%	2.32%
10 Years	4.37%	3.92%

Class B Shares			2.97%	5.09%
1 Year	0.69%	-2.23%
5 Years	2.50%	2.50%
10 Years(a)	3.92%	3.92%

Class C Shares			2.99%	5.13%
1 Year	0.69%	-0.28%
5 Years	2.50%	2.50%
10 Years	3.63%	3.63%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
				SEC Returns

Class A Shares
1 Year				-4.22%
5 Years				2.14%
10 Years				3.73%

Class B Shares
1 Year				-3.63%
5 Years				2.30%
10 Years(a)				3.72%

Class C Shares
1 Year				-1.71%
5 Years				2.31%
10 Years				3.43%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.08%, 1.79% and 1.78% for Class A, Class B and Class C, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based upon different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*
National Portfolio
Class A
Actual	$1,000	$999.21	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.42
Class B
Actual	$1,000	$995.82	$6.85
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.92
Class C
Actual	$1,000	$995.77	$6.85
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.92
California Portfolio
Class A
Actual	$1,000	$999.49	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,021.03	$3.87
Class B
Actual	$1,000	$996.97	$7.30
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.37

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	13

Fund Expenses

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*
Class C
Actual	$1,000	$996.01	$7.30
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.37
New York Portfolio
Class A
Actual	$1,000	$1,008.41	$2.90
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$2.92
Class B
Actual	$1,000	$1,006.00	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.42
Class C
Actual	$1,000	$1,005.96	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.42
Insured National Portfolio
Class A
Actual	$1,000	$1,009.41	$5.20
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.22
Class B
Actual	$1,000	$1,004.96	$8.67
Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.72
Class C
Actual	$1,000	$1,005.93	$8.68
Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.72
Insured California Portfolio
Class A
Actual	$1,000	$1,005.79	$5.74
Hypothetical (5% return before expenses)	$1,000	$1,019.14	$5.77
Class B
Actual	$1,000	$1,002.24	$8.31
Hypothetical (5% return before expenses)	$1,000	$1,015.56	$8.37
Class C
Actual	$1,000	$1,002.26	$9.21
Hypothetical (5% return before expenses)	$1,000	$1,015.66	$9.27
*	Expenses are equal to the classes' annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Annualized Expense Ratio
	National	California	New York	Insured National	Insured California
Class A	0.68%	0.77%	0.58%	1.04%	1.15%
Class B	1.38%	1.47%	1.28%	1.74%	1.87%
Class C	1.38%	1.47%	1.28%	1.74%	1.85%

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Fund Expenses

BOND RATING SUMMARY*

April 30, 2008 (unaudited)

*	All data are as of April 30, 2008. Each Portfolio’s quality rating distribution is expressed as a percentage of the Portfolio’s total investments rated in particular ratings categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Fund’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	15

Bond Rating Summary

BOND RATING SUMMARY*

April 30, 2008 (unaudited)

*	All data are as of April 30, 2008. Each Portfolio’s quality rating distribution is expressed as a percentage of the Portfolio’s total investments rated in particular ratings categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Fund’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings.

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Bond Rating Summary

NATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 88.9%
Alabama – 1.4%
Jefferson Cnty Ltd Oblig Sch Warrants FSA Series 2004 5.50%, 1/01/21	$1,000	$1,006,190
Series 04A 5.25%, 1/01/18-1/01/23	3,900	3,615,153
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded) Series 04C 5.25%, 11/15/29	2,190	2,426,717

		7,048,060

Arizona – 2.9%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 3.43%, 2/01/42(a)	2,600	2,483,806
Estrella Mtn Ranch CFD (Desert Village) 7.375%, 7/01/27	2,610	2,724,579
Phoenix Civic Impr Corp. Wastewtr Sys Rev MBIA Series 04 5.00%, 7/01/23	1,750	1,810,760
Pima Cnty IDA (Horizon Comnty Learning Ctr) Series 05 5.125%, 6/01/20	3,310	3,176,044
Queen Creek Impr Dist No 1 5.00%, 1/01/26	1,300	1,210,391
Salt Verde Fin Corp. (Prepaid Gas) 5.25%, 12/01/23	2,560	2,546,432
Sundance CFD No 1 Series 02 7.75%, 7/01/22	625	644,050

		14,596,062

California – 2.6%
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded) Series 02A 5.375%, 5/01/22	2,000	2,205,400
California St GO (Prerefunded) 5.25%, 4/01/30	810	880,721
AMBAC 5.00%, 4/01/27	910	982,855

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	17

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California St GO (Unrefunded) 5.25%, 4/01/30	$15	$15,259
AMBAC 5.00%, 4/01/27	1,740	1,758,966
Chula Vista IDR (San Diego Gas) Series 96A 5.30%, 7/01/21	4,000	4,097,080
Manteca Uni Sch Dist MBIA Series 01 Zero Coupon, 9/01/31	11,910	3,322,175

		13,262,456

Colorado – 1.8%
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch) Series 05 6.50%, 5/01/36	500	472,815
Colorado HFA SFMR (Mtg Rev) AMT Series 99A-2 6.45%, 4/01/30	530	555,700
Colorado Hlth Fac Auth (Evangelical Lutheran Proj) 5.25%, 6/01/19	1,500	1,555,860
Colorado Hlth Fac Auth (Parkview Med Ctr) Series 04 5.00%, 9/01/25	690	661,392
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax) Series 05 5.50%, 12/01/30	1,900	1,826,356
PV Wtr & Sanitation Metro Dist Capital Appreciation Series 06 Zero Coupon, 12/15/17	3,856	2,131,674
Todd Creek Farms Metro Dist No 1 6.125%, 12/01/22	1,210	1,128,797
Series 04 6.125%, 12/01/19	820	777,163

		9,109,757

Connecticut – 0.1%
Connecticut HEFA (Griffin Hosp) RADIAN Series 05B 5.00%, 7/01/23	750	735,892

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District Of Columbia – 2.4%
Dist of Columbia GO ACA 5.00%, 6/01/26	$1,000	$879,510
FSA Series 2007C 5.00%, 6/01/23	7,775	8,105,126
Dist of Columbia Wtr & Swr Auth ASSURED GTY Series 2008A 5.00%, 10/01/23	3,220	3,382,546

		12,367,182

Florida – 9.2%
Beacon Tradeport CDD Series 02B 7.25%, 5/01/33	150	152,612
Bonnet Creek Resort CDD Series 02 7.25%, 5/01/18	2,000	2,045,980
Clay Cnty CDD (Crossings at Fleming Island) Series 00C 7.05%, 5/01/15	1,550	1,571,545
Collier Cnty IDR (Southern St Util) AMT Series 96 6.50%, 10/01/25	705	706,396
Gateway CDD (Sun City Ctr) Series 03B 5.50%, 5/01/10	265	261,770
Highlands Cnty Hlth Fac Auth (Adventist Hlth Sys/ Sunbelt Obligated Group) MBIA Series 2007D 4.50%, 11/15/37(b)†	1,625	1,625,000
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit) MBIA Series 05 5.00%, 5/01/22-5/01/23	1,800	1,853,936
Jacksonville Hosp Rev (Mayo Clinic) Series 01C 5.50%, 11/15/36	6,750	6,825,195
Lee Cnty CFD (Herons Glen) (Prerefunded) Series 99 6.00%, 5/01/29	6,090	6,393,221

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	19

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lee Cnty HFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00A-1 7.20%, 3/01/33	$70	$72,090
Marshall Creek CDD Series 02A 6.625%, 5/01/32	1,645	1,719,584
Miami Beach Hlth Fac Auth (Mt Sinai Med Ctr) Series 01A 6.80%, 11/15/31	3,500	3,471,510
Miromar Lakes CDD Series 00A 7.25%, 5/01/12	3,325	3,304,618
Orange Cnty HFA MFHR (Seminole Proj) AMT Series 99L 5.80%, 6/01/32	5,000	4,910,700
Orlando Assess Dist (Conroy Rd Proj) Series 98A 5.80%, 5/01/26	3,250	3,073,200
Pasco Cnty HFA MFHR (Pasco Woods Apts) AMT Series 99A 5.90%, 8/01/39	3,690	3,714,575
Pier Park CDD Series 02-1 7.15%, 5/01/34	3,245	3,329,727
Preserve at Wildnerness Lake CDD Series 02B 6.20%, 11/01/08	25	24,988
Tara CDD 1 Series 00A 7.15%, 5/01/31	1,755	1,791,048

		46,847,695

Illinois – 3.4%
Chicago Arpt Rev (O’Hare Int’l Arpt) XLCA Series 03B-1 5.25%, 1/01/34	3,400	3,412,954
Chicago HFA SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 99C 7.05%, 10/01/30	65	65,944

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Chicago HFA SFMR (Mtg Rev) AMT GNMA/ FNMA/ FHLMC Series 98A 6.45%, 9/01/29	$245	$246,218
GNMA/ FNMA/ FHLMC Series 98C-1 6.30%, 9/01/29	175	176,570
GNMA/ FNMA/ FHLMC Series 99 A 6.35%, 10/01/30	265	267,091
Chicago Incr Alloc 7.46%, 2/15/26	1,770	1,807,453
Chicago Spec Assess (Lake Shore East) Series 03 6.75%, 12/01/32	3,500	3,531,115
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj) Series 03 6.00%, 3/01/28	2,430	2,222,259
Hampshire Spl Svc Area No 14 5.80%, 3/01/26	1,595	1,446,777
Illinois Fin Auth Rev (Illinois Inst of Technology) Series 06A 5.00%, 4/01/31	750	696,105
Manhattan (No 04-1 Brookstone Springs Proj) Series 05 5.875%, 3/01/28	1,674	1,559,917
Metro Pier & Expo Auth (McCormick Place) MBIA Series 02A 5.25%, 6/15/42	1,750	1,780,467

		17,212,870

Indiana – 0.6%
Hendricks Cnty Bldg Fac Corp. 5.50%, 7/15/23	1,165	1,244,453
Indiana Dev Fin Auth Rev (Inland Steel) Series 97 5.75%, 10/01/11	1,825	1,865,552

		3,110,005

Iowa – 0.0%
Coralville Urban Rev Tax Incr Series 07C 5.00%, 6/01/18	140	142,447

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	21

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Kansas – 0.2%
Lenexa Hlth Care Fac (Lakeview Village Inc.) 5.25%, 5/15/22	$870	$791,004

Louisiana – 4.2%
City of New Orleans RADIAN 5.00%, 12/01/18	475	487,711
De Soto Parish PCR (Int’l Paper Co) Series 02a 5.00%, 10/01/12	2,200	2,203,344
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16-7/15/17	2,475	2,722,153
Lafayette LA Communications (Communications Sys Rev) XLCA 5.25%, 11/01/20-11/01/23	5,000	5,373,566
Louisiana Arpt Fac (Cargo ACQ Grp) AMT Series 02 6.65%, 1/01/25	800	816,544
New Orleans GO MBIA Series 05 5.00%, 12/01/29	3,420	3,157,173
5.25%, 12/01/21	3,360	3,382,814
RADIAN 5.00%, 12/01/19-12/01/22	3,175	3,205,409

		21,348,714

Maryland – 2.2%
Maryland CDA SFMR (Mtg Rev) AMT Series 00A 6.10%, 7/01/38	6,285	6,339,868
Maryland IDR (Med Waste Assoc) AMT Series 89 8.75%, 11/15/10(c)(d)	1,225	1,051,258
Tax Exempt Muni Infra Series 04A 3.80%, 5/01/08(e)	3,924	3,924,942

		11,316,068

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts – 3.7%
Massachusetts Dev Fin Agy Hlth Fac (Seven Hills Fdn) RADIAN Series 99 5.15%, 9/01/28	$6,035	$5,893,359
Massachusetts Port Auth AMT Series 99D 6.00%, 7/01/29	7,500	7,695,900
Massachusetts St GO (Prerefunded) Series 02C 5.25%, 11/01/30	3,220	3,491,156
Massachusetts St GO (Refunded) Series 02C 5.25%, 11/01/30	1,780	1,929,894

		19,010,309

Michigan – 4.8%
Detroit Tax Incr (Diamler/Chrysler Assembly Plant) Series 98A 5.50%, 5/01/21	520	450,159
Detroit Wtr Sup Sys FSA Series 2006A 5.00%, 7/01/24	7,005	7,285,130
Kent Hosp Fin Auth (Metro Hosp Proj) Series 05A 5.75%, 7/01/25	710	702,310
Michigan HDA MFHR (Rental Rev) AMT AMBAC Series 97A 6.10%, 10/01/33	330	331,670
Michigan Hosp Fin Auth (Sparrow Med Ctr) (Prerefunded) Series 01 5.625%, 11/15/36	2,650	2,888,288
Michigan Hosp Fin Auth (Trinity Hlth) Series 00A 6.00%, 12/01/27	4,515	4,689,956
Plymouth Ed Ctr Charter Sch Pub Academy Rev Series 05 5.375%, 11/01/30	2,000	1,812,500

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	23

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F 6.50%, 7/01/30	$6,125	$6,377,840

		24,537,853

Minnesota – 1.6%
Minneapolis & St. Paul Arpt Rev AMT FGIC Series 00B 6.00%, 1/01/21	3,520	3,597,475
Shakopee Hlth Care Fac (St Francis Regl Med Ctr) Series 04 5.10%, 9/01/25	2,700	2,548,449
St. Paul Hsg & Redev Auth (Hltheast Proj) Series 05 6.00%, 11/15/25	500	503,295
Western Minnesota Muni Pwr Agy FSA 5.00%, 1/01/17	1,400	1,531,516

		8,180,735

Missouri – 0.6%
Kansas City Arpt Fac Rev (Cargo ACQ Grp) Series 02 6.25%, 1/01/30	1,965	1,960,166
Missouri Dev Fin Brd Infra Fac Rev (Crackerneck Creek Project) Series 05C 5.00%, 3/01/26	1,000	991,780
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	370	332,656

		3,284,602

Nevada – 0.5%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A 5.125%, 9/01/29	2,700	2,639,871

New Hampshire – 1.1%
New Hampshire Bus Fin Auth PCR (Public Svc Co) AMT Series 93E 6.00%, 5/01/21	4,000	4,083,880

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Hampshire HEFA (Covenant Hlth) Series 04 5.375%, 7/01/24	$1,680	$1,696,078

		5,779,958

New Jersey – 4.0%
Morris-Union Jointure COP RADIAN Series 04 5.00%, 5/01/27	5,175	5,131,116
New Jersey Econ Dev Auth (Sch Fac Constr) Series 05 5.25%, 3/01/25	6,200	6,481,294
New Jersey Ed Fac Auth (Prerefunded) AMBAC Series 02A 5.25%, 9/01/21	8,005	8,739,859

		20,352,269

New Mexico – 1.6%
Clayton Jail Proj Rev CIFG 5.00%, 11/01/25-11/01/27	8,475	8,275,210

New York – 5.2%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04 5.75%, 5/01/25-5/01/26	3,800	4,116,221
New York City GO Series 03 5.75%, 3/01/15	2,350	2,632,423
Series 03A 5.50%, 8/01/21	5,000	5,304,900
Series 04G 5.00%, 12/01/23	895	918,136
New York City GO (Prerefunded) 5.75%, 3/01/17	1,480	1,657,866
New York City GO (Unrefunded) 5.75%, 3/01/17	420	456,330
New York City IDA (Lycee Francais) ACA Series 02C 6.80%, 6/01/28	2,500	2,590,775

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	25

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City TFA Series 05A-2 5.00%, 11/01/17	$5,000	$5,425,150
New York Liberty Dev Corp Rev (National Sports Museum Proj) 6.125%, 2/15/19	850	845,733
New York St Dorm Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21(f)	1,300	1,363,765
New York St HFA (Eco Dev & Hsg) FGIC Series 05A 5.00%, 9/15/25	1,200	1,233,588

		26,544,887

North Carolina – 1.3%
Iredell Cnty COP FSA Series 2008 5.25%, 6/01/22	720	777,247
North Carolina Eastern Muni Pwr Agy (Pwr Sys Rev ) MBIA Series 2004A1 5.11%, 1/01/19(b)+	5,000	5,000,000
North Carolina Muni Pwr Agy No 1 (Catawba Elec) MBIA Series 2003CZ 4.25%, 1/01/18(b)†	650	650,000

		6,427,247

North Dakota – 0.3%
Ward Cnty Hlth Care Fac (Trinity Hlth) 5.125%, 7/01/18-7/01/20	1,380	1,346,318

Ohio – 3.2%
Cleveland Cuyahoga Port Auth Series 01 7.35%, 12/01/31	5,400	5,532,948
Cleveland Pub Pwr Sys Rev FGIC Series 06A 5.00%, 11/15/18	2,335	2,462,561
Franklin Cnty (OCLC Online Computer Library Ctr) Series 98A 5.20%, 10/01/20	1,200	1,217,316

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Toledo Lucas Cnty Port Auth (CSX Transp) Series 92 6.45%, 12/15/21	$6,730	$7,098,333

		16,311,158

Oregon – 1.0%
Forest Grove Rev (Ref & Campus Impt Pacific Proj A) RADIAN Series 05A 5.00%, 5/01/28	2,995	2,946,661
Oregon Hsg Dev Agy SFMR (Mtg Rev) AMT Series 02B 5.45%, 7/01/32	2,225	2,204,463

		5,151,124

Pennsylvania – 3.5%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	2,900	2,654,312
Ephrata Area Sch Dist (Prerefunded) FGIC Series 05 5.00%, 3/01/22	2,565	2,816,165
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT Series 99 5.50%, 1/01/24	500	461,440
Montgomery Cnty Hosp Rev (Abington Mem Hosp) Series 02A 5.125%, 6/01/32	2,000	1,942,040
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	1,210	1,177,354
Pennsylvania Hgr Ed Fac Auth Rev (UPMC Hlth Sys) Series 01A 6.00%, 1/15/31	3,845	4,022,639
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	1,030	911,715
South Ctr Gen Auth (Wellspan Hlth) MBIA Series 01 5.25%, 5/15/31	685	702,104

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	27

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

South Ctr Gen Auth (Wellspan Hlth) (Prerefunded) MBIA Series 01 5.25%, 5/15/31	$3,115	$3,375,040

		18,062,809

Puerto Rico – 1.6%
Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	1,100	1,104,994
Series 01A 5.50%, 7/01/19	500	522,015
Series 03A 5.25%, 7/01/23	500	502,650
Series 04A 5.25%, 7/01/19	1,920	1,957,248
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	513,935
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,735	1,742,946
Univ of Puerto Rico Rev Series 06Q 5.00%, 6/01/20	1,995	1,987,778

		8,331,566

South Carolina – 2.0%
Dorchester Cnty Sch Dist No 2 (Installment Pur Rev) Series 06 5.00%, 12/01/30	1,500	1,450,680
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05 5.00%, 12/01/27	3,890	3,953,563
Series 05 5.00%, 12/01/30	335	306,592
Scago Ed Fac Corp. for Calhoun Sch Dist RADIAN 5.00%, 12/01/21	4,300	4,314,706

		10,025,541

Tennessee – 0.3%
Sullivan Cnty Hlth Ed 5.00%, 9/01/22	1,265	1,182,535

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sullivan Cnty Hlth Ed (Wellmont Hlth Sys Proj) 5.25%, 9/01/26	$275	$253,962

		1,436,497

Texas – 12.9%
Bexar Cnty Hlth Fac Dev Corp Rev 5.00%, 7/01/27	325	288,262
Camino Real Regl Mobility Auth 5.00%, 2/15/21	3,000	3,025,290
Series 2008 5.00%, 8/15/21	1,790	1,803,711
Corpus Christi Arpt Rev (Corpus Christi Int’l) FSA Series 00B 5.375%, 2/15/30	7,100	7,268,554
Dallas-Fort Worth Arpt Rev (Int’l Arpt) FGIC Series 01 5.50%, 11/01/35	13,400	12,975,890
Ector Cnty ISD 5.25%, 8/15/27	3,000	3,301,304
El Paso Cnty Hosp Dist GO ASSURED GTY Series 2008A 5.00%, 8/15/23(f)	5,000	5,186,900
Garza Cnty Pub Fac Corp. 5.50%, 10/01/19	535	539,660
Grapevine Arpt Rev 6.50%, 1/01/24	995	1,017,676
Guadalupe-Blanco River Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A 5.00%, 8/15/24	1,440	1,464,840
Harris Cnty Hlth Fac Dev Corp. (Texas Children’s Hosp) FGIC Series 2007-1 4.00%, 10/01/41(b)+	1,700	1,700,000
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj) Series 05 5.00%, 8/15/14-8/15/19	730	727,552
Houston Arpt Rev (Cargo ACQ Grp) AMT Series 02 6.375%, 1/01/23	3,000	3,050,880
Laredo ISD AMBAC Series 04A 5.00%, 8/01/24	1,000	1,014,540

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	29

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lubbock (Ctfs Oblig-Tax & Wtrwks Surp) FSA 5.125%, 2/15/24	$3,335	$3,483,107
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA 5.00%, 9/01/24	570	588,838
Richardson Hosp Auth Rev (Richardson Regl Med Ctr) FSA Series 04 5.875%, 12/01/24	2,310	2,322,382
San Antonio GO (Unrefunded) Series 02 5.00%, 2/01/22	3,060	3,143,691
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj) Series 04 5.25%, 9/01/28	1,000	968,370
Texas Trpk Auth AMBAC Series 02A 5.50%, 8/15/39	7,500	7,694,400
Tyler Hosp Rev (Mother Francis Regl Hlth) Series 01 6.00%, 7/01/31	3,900	4,342,455

		65,908,302

Utah – 0.7%
Intermountain Pwr Agy Series 2008A 5.25%, 7/01/23	2,750	2,822,160
Spanish Fork City Utah Charter 5.55%, 11/15/21	860	807,050

		3,629,210

Vermont – 0.5%
Vermont Ed & Hlth Bldg Fin Agy (Norwich Univ Proj) MBIA Series 2006 4.82%, 9/01/36(b)+	2,500	2,500,000

Virgin Islands – 1.6%
Virgin Islands Pub Fin Auth FSA Series 03 5.00%, 10/01/13-10/01/14	2,025	2,183,416
5.25%, 10/01/15-10/01/17	5,460	5,905,146

		8,088,562

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia – 1.2%
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded) Series 01 5.25%, 7/01/31	$1,000	$1,084,840
Bell Creek CDD Series 03A 6.75%, 3/01/22	602	602,211
Broad Street CDD (Parking Fac) Series 03 7.50%, 6/01/33	3,000	3,176,430
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded) Series 98B Zero Coupon, 8/15/15	2,000	1,368,120

		6,231,601

Washington – 3.4%
City of Spokane AMBAC 5.00%, 12/01/22	5,550	5,776,884
Energy Northwest Wind AMBAC 5.00%, 7/01/21	7,845	8,158,722
Tacoma Solid Waste Util Rev XLCA Series 06 5.00%, 12/01/18	2,750	2,890,745
Washington Hlth Care Fac Auth RADIAN 6.74%, 7/01/38(b)+	350	350,000

		17,176,351

Wisconsin – 1.3%
Milwaukee Arpt Rev (Cargo ACQ Corp) AMT Series 02 6.50%, 1/01/25	2,315	2,362,110
Wisconsin HEFA (Bell Tower Residence Proj) FHLB Series 05 5.00%, 7/01/25	1,270	1,239,901
Wisconsin HEFA (Wheaton Franciscan) MBIA 5.25%, 8/15/20	3,400	3,255,398

		6,857,409

Total Long-Term Municipal Bonds (cost $452,201,745)		453,977,601

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	31

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SHORT-TERM MUNICIPAL NOTES – 10.4%
Alaska – 0.5%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03B 2.60%, 7/01/37(g)	$2,500	$2,500,000

Colorado – 2.8%
Colorado Ed & Cultural Fac Auth 2.65%, 2/01/34-9/01/35(g)	1,500	1,500,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 2.65%, 2/01/25-9/01/37(g)	12,620	12,620,000

		14,120,000

District Of Columbia – 0.2%
Dist Of Columbia (Howard Rd Academy) Series 2004 2.45%, 12/01/24(g)	1,335	1,335,000

Florida – 0.5%
Jacksonville Hlth Fac Auth 2.55%, 8/15/34(g)	1,300	1,300,000
Orange Cnty Hlth Fac Auth (Orlando Regl Healthcare) Series 2004 2.58%, 10/01/15(g)	1,100	1,100,000

		2,400,000

Illinois – 0.2%
Illinois Ed Fac Auth (ACI/ Cultural Pooled Fing Prog) Series 1998 2.60%, 3/01/28(g)	1,000	1,000,000

Indiana – 0.3%
Indiana Hlth Fac Fin Auth (Comnty Hosp) Series 2000B 2.45%, 7/01/28(g)	1,435	1,435,000

Kentucky – 0.5%
Breckinridge Cnty Lease Program Series 2002A 2.65%, 2/01/32(g)	2,745	2,745,000

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.9%
Massachusetts Dev Fin Auth (Justice Res Inst) Series 2002 2.67%, 1/01/32(g)	$3,000	$3,000,000
Massachusetts HEFA (Stone Hill College) Series 2008K 2.30%, 7/01/37(g)	1,500	1,500,000

		4,500,000

Mississippi – 1.5%
Jackson Cnty PCR (Cherron Corp.) Series 1993 2.50%, 6/01/23(g)(h)	7,500	7,500,000

Missouri – 0.2%
Missouri HEFA (Truman Med Ctr) Series 2005 2.10%, 9/01/14(g)	1,055	1,055,000

North Carolina – 1.4%
North Carolina Cap Fac Fin Agy (Pfiffer Univ) Series 2006 2.45%, 11/01/26(g)	1,150	1,150,000
North Carolina Capl Fac Fin Agy (Queens College) Series 2001 2.45%, 3/01/21(g)	3,200	3,200,000
North Carolina Med Care Commission 2.55%, 10/01/37(g)	3,000	3,000,000

		7,350,000

Rhode Island – 0.3%
Rhode Island Hlth & Ed Bldg Corp. (Portsmouth Abbey Sch) Series 2001 2.55%, 10/01/31(g)	1,360	1,360,000

South Carolina – 0.3%
South Carolina Ed Fac Auth (Converse College) Series 2000 2.45%, 7/01/15(g)	1,440	1,440,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	33

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.2%
San Antonio Ed Fac Corp. 2.60%, 12/01/27(g)	$1,000	$1,000,000

Utah – 0.4%
Utah Transit Auth Sales Tax Rev Series B 2.70%, 6/15/36(g)	1,250	1,250,000
Washington Cnty St George Interlocal Agy Series 2007 2.45%, 12/01/22(g)	1,000	1,000,000

		2,250,000

Washington – 0.2%
Washington Hsg Fin Commission 2.36%, 1/01/34(g)	900	900,000

Total Short-Term Municipal Notes (cost $52,890,000)		52,890,000

Total Investments – 99.3% (cost $505,091,745)		506,867,601
Other assets less liabilities – 0.7%		3,728,428

Net Assets – 100.0%		$510,596,029

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$2,200	7/12/08	BMA	*	3.815%	$(4,941)
Merrill Lynch	3,205	2/12/12	BMA	*	3.548%	119,599

(a)	Floating Rate Security. Stated interest rate was in effect at April 30, 2008.

(b)	Variable rate coupon, rate shown as of April 30, 2008.

(c)	Illiquid security, valued at fair value. (See note A)

(d)	Security is in default and is non-income producing.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the market value of this security amounted to $3,924,942 or 0.8% of net assets.

(f)	When-Issued security.

(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

(h)	Position, or a portion thereof, has been segregated to collateralize when issued security.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of April 30, 2008 and the aggregate market value of these securities amounted to $11,825,000 or 2.30% of total investments.

As of April 30, 2008, the Portfolio held 38% of total investments in insured bonds (of this amount 5% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

ASSURED GTY – Assured Guaranty

CDA – Community Development Administration

CDD – Community Development District

CFD – Community Facilities District

CIFG – CIFG Assurance North America, Inc.

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HDA – Housing Development Authority

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue

ISD – Independent School District

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	35

National Portfolio—Portfolio of Investments

INSURED NATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 89.3%
Alabama – 0.7%
Jefferson Cnty Wtr & Swr Rev (Prerefunded) FGIC Series 02B 5.00%, 2/01/41	$1,000	$1,067,910

California – 6.6%
California St GO FSA Series 03 5.00%, 2/01/29	1,445	1,472,888
California St GO (Prerefunded) 5.125%, 2/01/28	1,500	1,655,175
AMBAC 5.00%, 4/01/27	1,035	1,117,862
California St GO (Unrefunded) AMBAC 5.00%, 4/01/27	1,965	1,986,419
Golden St Tobacco Securitization Corp. (Prerefunded) XLCA Series 03B 5.50%, 6/01/33	2,000	2,199,000
San Bernardino Cnty Redev ETM (Ontario Proj #1) MBIA Series 93 5.80%, 8/01/23	1,000	1,094,440

		9,525,784

Colorado – 5.8%
Northwest Parkway Toll Rev FSA Series 01C Zero Coupon, 6/15/25(a)	9,000	8,337,060

District Of Columbia – 0.7%
Dist of Columbia Wtr & Swr Auth ASSURED GTY Series 2008A 5.00%, 10/01/23	905	950,684

Florida – 5.2%
Highlands Cnty Hlth Fac Auth (Adventist Hlth Sys/Sunbelt Oblig Group) FSA Series 2005H 4.31%, 11/15/35(b)†	550	550,000

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hollywood Comnty Redev Agy XLCA 5.00%, 3/01/24	$5,000	$4,994,250
Volusia Cnty Hlth Fac (John Knox Village) RADIAN Series 96A 6.00%, 6/01/17	1,905	1,909,553

		7,453,803

Illinois – 7.0%
Chicago Arpt Rev (O’Hare Int’l Arpt) XLCA Series 03B-1 5.25%, 1/01/34	1,700	1,706,477
Chicago Stadium Rev (Soldier Field) AMBAC Series 01 Zero Coupon, 6/15/30(a)	7,000	6,665,820
Metro Pier & Expo Auth (McCormick Place) MBIA Series 02A 5.25%, 6/15/42	1,750	1,780,468

		10,152,765

Louisiana – 2.9%
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16-7/15/17	815	896,386
Lafayette LA Communications (Communications Sys Rev) XLCA 5.25%, 11/01/23	1,550	1,647,588
New Orleans GO MBIA Series 05 5.00%, 12/01/29 5.25%, 12/01/21	570 1,135	526,195 1,142,707

		4,212,876

Massachusetts – 5.2%
Massachusetts HEFA (Berkshire Hlth Sys) RADIAN Series 01E 5.70%, 10/01/25	5,800	5,918,378
Massachusetts HEFA (Cape Cod Hlthcare) RADIAN Series 01C 5.25%, 11/15/31	1,600	1,578,704

		7,497,082

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	37

Insured National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan – 6.3%
Detroit Wtr Sup Sys (Prerefunded) FGIC Series 01B 5.50%, 7/01/33	$1,450	$1,581,602
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM FGIC Series 94A 6.865%, 6/01/11(c)	5,140	5,159,018
Michigan GO (Trunk Line Fund) (Prerefunded) FSA Series 01A 5.25%, 11/01/30	1,000	1,081,590
Royal Oak Hosp Fin Auth (William Beaumont Hosp) MBIA Series 01M 5.25%, 11/15/35	1,300	1,315,821

		9,138,031

Minnesota – 4.5%
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr) RADIAN Series 99A 6.125%, 1/01/29	6,095	6,448,876

Missouri – 0.1%
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	120	107,888

Nevada – 1.4%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A 5.125%, 9/01/29	2,100	2,053,233

New Hampshire – 1.6%
New Hampshire Hosp Rev (Mary Hitchcock Hosp) FSA Series 02 5.50%, 8/01/27	2,250	2,364,120

New Jersey – 1.9%
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded) AMBAC Series 02A 5.125%, 9/01/22	2,500	2,716,925

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York – 6.5%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04 5.75%, 5/01/26	$1,300	$1,407,146
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded) FSA Series 99 5.75%, 8/01/29	7,600	8,065,880

		9,473,026

North Carolina – 1.7%
Iredell Cnty COP FSA Series 2008 5.25%, 6/01/22	200	215,902
North Carolina Eastern Muni Pwr Agy AMBAC Series 05A 5.25%, 1/01/20	1,000	1,065,380
North Carolina Muni Pwr Agy No 1 Catawba AMBAC 4.90%, 1/01/15(b)+	1,150	1,150,000

		2,431,282

Ohio – 5.6%
Cleveland Pub Pwr Sys Rev FGIC Series 06A 5.00%, 11/15/18	500	527,315
Cnty of Hamilton (Prerefunded) AMBAC Series B 5.25%, 12/01/32	5,660	6,052,634
Cnty of Hamilton (Unrefunded) AMBAC Series B 5.25%, 12/01/32	1,440	1,459,267

		8,039,216

Pennsylvania – 9.0%
Allegheny Cnty Hgr Ed Rev (Carnegie Mellon Univ) Series 02 5.50%, 3/01/28	5,665	5,918,112
Pennsylvania Trpk Transp Rev (Prerefunded) AMBAC Series 01 5.25%, 7/15/41	6,500	7,057,180

		12,975,292

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	39

Insured National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 5.3%
Puerto Rico Elec Pwr Auth XLCA Series 02-1 5.25%, 7/01/22	$6,935	$7,624,200

Rhode Island – 4.0%
Rhode Island Econ Dev Auth (Providence Place Mall Proj) ASSET GTY Series 00 6.125%, 7/01/20	5,500	5,830,660

South Carolina – 2.0%
Dorchester Cnty Sch Dist No 2 ASSURED GTY 5.00%, 12/01/29	400	405,836
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05 5.00%, 12/01/27	2,335	2,373,154
Series 05 5.00%, 12/01/30	115	105,248

		2,884,238

Texas – 2.9%
Guadalupe-Blanco River Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A 5.00%, 8/15/24	455	462,849
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA 5.00%, 9/01/24	180	185,949
San Antonio GO Series 02 5.00%, 2/01/23	1,485	1,520,967
Texas Trpk Auth AMBAC Series 02A 5.50%, 8/15/39	2,000	2,051,840

		4,221,605

Washington – 0.6%
Tacoma Solid Waste Util Rev XLCA Series 06 5.00%, 12/01/18	865	909,271

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.8%
Fairmont Hgr Ed (Fairmont St Coll) FGIC Series 02A 5.375%, 6/01/27	$2,500	$2,585,300

Total Long-Term Municipal Bonds (cost $122,897,643)		129,001,127

SHORT-TERM MUNICIPAL NOTES – 7.7%
District Of Columbia – 0.6%
Dist of Columbia Wtr & Swr Auth AMBAC Series 2004B-1 4.73%, 10/01/29(b)†	875	875,000

Florida – 1.4%
Orange Cnty IDA (Cental Fl YMCA) 2.45%, 12/01/32(d)	1,950	1,950,000

Georgia – 0.3%
Atlanta Wtr & Wastewtr FSA Series 01 C 2.50%, 11/01/41(d)(e)	500	500,000

Illinois – 0.9%
Chicago Brd of Ed FSA Series C1 2.62%, 3/01/31(d)	1,300	1,300,000

Nevada – 2.1%
Clark Cnty Sch Dist FSA Series 01A 2.40%, 6/15/21(d)(e)	3,000	3,000,000

New York – 2.4%
New York City FSA Series A6 2.40%, 11/01/26(d)	3,500	3,500,000

Total Short-Term Municipal Notes (cost $11,125,000)		11,125,000

Total Investments – 97.0% (cost $134,022,643)		140,126,127
Other assets less liabilities – 3.0%		4,342,472

Net Assets – 100.0%		$144,468,599

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	41

Insured National Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.815%		$2,669
Merrill Lynch	1,000	10/21/16	BMA	*	4.128%		68,020
Merrill Lynch	2,500	7/30/26	4.090%		BMA	*	(143,902)
Merrill Lynch	2,500	11/15/26	4.378%		BMA	*	(242,976)

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Variable rate coupon, rate shown as of April 30, 2008.

(c)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of April 30, 2008 and the aggregate market value of these securities amounted to $2,575,000 or 1.80% of total investments.

As of April 30, 2008, the Portfolio held 92% of total investments in insured bonds (of this amount 43% represents the Portfolio’s holding in pre-refunded bonds). 24% and 23% of the Portfolio’s insured bonds were insured by AMBAC and FSA, respectively.

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

ASSET GTY – Asset Guaranty Insurance Company AKA Radian

ASSURED GTY – Assured Guaranty

COP – Certificate of Participation

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

GO – General Obligation

HEFA – Health & Education Facility Authority

IDA – Industrial Development Authority/Agency

MBIA – Municipal Bond Investors Assurance

RADIAN – Radian Group, Inc.

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio—Portfolio of Investments

NEW YORK PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 95.2%
New York – 84.3%
Albany IDA Civic Fac Rev (St. Peters Hosp Proj) 5.75%, 11/15/22	$795	$820,877
Cattaraugus Cnty Hgr Ed (Jamestown) (Prerefunded) Series 00A 6.50%, 7/01/30	1,000	1,104,140
Cortland Cnty Hosp Rev (Cortland Mem Hosp) RADIAN Series 02 5.25%, 7/01/32	2,700	2,656,233
Dutchess Cnty IDA (Civil Fac Rev) 5.00%, 8/01/19-8/01/21	1,450	1,497,016
Erie Cnty (Pub Impr) MBIA Series 05A 5.00%, 12/01/20	5,990	6,238,705
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04 5.75%, 5/01/25	1,400	1,519,238
Glen Cove IDR (The Regency at Glen Cove) ETM Series 92B Zero Coupon, 10/15/19	11,745	7,217,655
Hempstead Hgr Ed (Adelphi Univ Civic Fac) Series 02 5.50%, 6/01/32	1,000	1,020,020
Herkimer Cnty IDR Hgr Ed (Herkimer CC Stud Hsg) Series 00 6.50%, 11/01/30	2,000	2,106,200
Long Island Pwr Auth Elec Rev FGIC Series 06A 5.00%, 12/01/19-12/01/24	8,300	8,554,953
Long Island Pwr Auth Elec Rev (Prerefunded) FSA Series 01A 5.25%, 9/01/28	10,000	10,811,300
Metro Transp Auth Dedicated Tax Fund 5.25%, 11/15/30	10,000	10,209,600

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	43

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MBIA 5.00%, 11/15/18-11/15/21	$11,890	$12,684,036
Series 02 5.25%, 11/15/31	5,000	5,080,350
Series 02A 5.125%, 11/15/31	5,500	5,560,720
Monroe Cnty MFHR (Southview Towers Proj) AMT SONYMA Series 00 6.25%, 2/01/31	1,130	1,169,437
Montgomery Cnty IDA Lease Rev (HFM Boces) XLCA Series 05A 5.00%, 7/01/24	1,500	1,523,715
Nassau Cnty IDA (Continuing Care Ret) 6.50%, 1/01/27	1,000	986,090
New York City Ed Fac (Magen David Yeshivah Proj) ACA Series 02 5.70%, 6/15/27	1,600	1,528,240
New York City Ed Fac (Spence Sch) 5.20%, 7/01/34	3,155	3,223,274
New York City GO 5.00%, 1/01/21	5,000	5,221,050
FSA Series 04E 5.00%, 11/01/21	4,000	4,180,080
Series 03 5.75%, 3/01/15	2,350	2,632,423
Series 04G 5.00%, 12/01/23	3,225	3,308,366
Series 04I 5.00%, 8/01/21	11,400	11,768,904
Series 05J 5.00%, 3/01/24	5,000	5,112,700
XLCA Series 04I 5.00%, 8/01/18	10,000	10,501,600
New York City GO (Prerefunded) 5.75%, 3/01/17	1,480	1,657,866
Series 01B 5.50%, 12/01/31	11,995	13,118,332
New York City GO (Unrefunded) 5.75%, 3/01/17	420	456,330
Series 01B 5.50%, 12/01/31	5	5,198

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City HDC (NYC Hsg Auth) FGIC Series 05P6-A 5.00%, 7/01/19	$10,000	$10,432,900
New York City HDC MFHR (Rental Hsg) AMT Series 01C-2 5.40%, 11/01/33	3,030	2,996,882
Series 02A 5.50%, 11/01/34	1,250	1,234,538
New York City Hlth & Hosp Rev (Hlth Care Sys Rev) AMBAC Series 03A 5.25%, 2/15/22	5,700	5,971,377
New York City Hlth & Hosp Rev (Hlth Sys) FSA Series 02A 5.125%, 2/15/23	1,500	1,551,615
New York City IDA (Brooklyn Navy Yard) AMT Series 97 5.75%, 10/01/36	3,000	2,764,350
New York City IDA (Lycee Francais) ACA Series 02C 6.80%, 6/01/28	2,500	2,590,775
New York City IDA (Staten Island Hosp) Series 01B 6.375%, 7/01/31	1,945	1,864,341
New York City IDA Spl Fac (Airis JFK Proj) Series 01A 5.50%, 7/01/28	9,000	8,219,430
New York City IDA Spl Fac (Terminal One Group Assoc Proj) Series 05 5.50%, 1/01/24(a)	800	812,920
New York City Muni Wtr Fin Auth Series 03A 5.00%, 6/15/27	1,000	1,020,730
New York City Spl Fac (Museum of Modern Art) AMBAC Series 01D 5.125%, 7/01/31	14,000	14,268,940
New York City TFA 5.00%, 7/15/21	7,000	7,357,070
MBIA Series 03D 5.25%, 2/01/18	10,000	10,716,900

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	45

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 00B 6.00%, 11/15/29	$6,000	$6,492,120
Series 02A 5.50%, 11/01/26(a)	5,000	5,307,150
Series 05A-2 5.00%, 11/01/17	5,000	5,425,150
New York Conv Ctr Dev Corp Rev (Hotel Unit Fee Secured) AMBAC Series 05 5.00%, 11/15/30	10,000	10,169,200
New York Liberty Dev Corp Rev (National Sports Museum Proj) 6.125%, 2/15/19	900	895,482
New York St Dorm Auth (FHA Insured Maimonides) MBIA Series 04 5.75%, 8/01/29	3,515	3,807,026
New York St Dorm Auth (Non St Supported Debt Ozanam) 5.00%, 11/01/21	1,000	1,022,200
New York St Dorm Auth (NYU Hosp Ctr) 5.25%, 7/01/24	800	759,824
New York St Dorm Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21(b)	1,240	1,300,822
New York St Dorm Auth (St Univ of New York) (Prerefunded) Series 02 5.00%, 7/01/32	4,000	4,323,200
New York St Dorm Auth Hlth Fac (Eger Rehab Ctr) FHA FHA Series 00 6.10%, 8/01/37	3,200	3,330,336
New York St Dorm Auth Hlth Fac (Nursing Home) FHA Series 02-34 5.20%, 2/01/32	3,965	4,416,336
New York St Dorm Auth Hosp Rev (Memorial Sloan-Kettering Ctr) MBIA Series 03A 5.00%, 7/01/22	5,000	5,178,750
New York St Dorm Auth Hosp Rev (Mount Sinai) NYU Hlth Sys Series 00 6.50%, 7/01/25	4,000	4,090,840

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Dorm Auth Lease Rev (Master Boces Program Wayne Finger) FSA Series 04 5.00%, 8/15/23	$3,175	$3,308,350
New York St Dorm Auth MFHR (Joachim & Anne Residence) Series 02 5.25%, 7/01/27	1,000	1,004,810
New York St Dorm Auth Rev (Cabrini of Westchester) GNMA 5.10%, 2/15/26	1,900	1,921,679
New York St Dorm Auth Rev (Leake & Watts Svc Inc.) MBIA Series 04 5.00%, 7/01/22-7/01/23	3,275	3,327,768
New York St Dorm Auth Rev (Montefiore Hosp) FGIC FHA Series 04 5.00%, 8/01/23	5,000	5,102,800
New York St Dorm Auth Rev (New York Univ) FGIC Series 04A 5.00%, 7/01/24	2,240	2,264,685
New York St Dorm Auth Rev (North Shore-Long Island Jewish Oblig Group) 5.00%, 5/01/22	1,405	1,414,090
New York St Dorm Auth Rev (NYU Hosp Ctr) Series 07A 5.00%, 7/01/22	1,200	1,126,824
New York St Dorm Auth Rev (Rochester Univ) Series 04A 5.25%, 7/01/23-7/01/24	1,250	1,301,588
New York St Dorm Auth Rev (Rochester Univ) (Prerefunded) Series 04A 5.25%, 7/01/21	575	642,407
New York St Dorm Auth Rev (Westchester Cnty Court Fac Lease) Series 06A 5.00%, 8/01/17	9,510	10,366,471

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	47

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Energy Res & Dev Auth Elec Rev (Long Island Ltg Co.) AMT Series 95A 5.30%, 8/01/25	$7,500	$7,567,800
New York St Mtg Agy SFMR (Mtg Rev) AMT Series 01-31A 5.30%, 10/01/31	8,500	8,255,455
Series 82 5.65%, 4/01/30	2,810	2,837,341
New York St Pwr Auth MBIA 5.00%, 11/15/19-11/15/21	3,680	3,938,177
New York St SFMR (Mtg Rev) AMT Series 01-29 5.45%, 4/01/31	9,000	8,918,190
New York St Thruway Auth AMBAC Series 05B 5.00%, 4/01/21	7,500	7,932,000
FGIC Series 05B 5.00%, 4/01/17	12,750	13,720,530
New York St Thruway Auth Personal Income Tax Rev (Transp) AMBAC Series 04A 5.00%, 3/15/24	5,000	5,181,450
New York St Urban Dev Corp (Empire St) (Prerefunded) Series 02A 5.25%, 3/15/32	3,945	4,285,690
Niagara Frontier Transp Arpt Rev (Buffalo Niagara) AMT MBIA 5.625%, 4/01/29	2,500	2,508,150
Onondaga Cnty IDA Arpt Fac (Cargo ACQ) AMT Series 02 6.125%, 1/01/32	1,000	983,350
Onondaga Cnty IDA Swr Rev (Anheuser Busch) AMT Series 99 6.25%, 12/01/34	2,000	2,051,240
Onondaga Cnty PCR (Bristol-Meyers Squibb) AMT 5.75%, 3/01/24	4,000	4,334,160

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT MBIA Series 97-6 5.75%, 12/01/22	$6,820	$6,969,495
Sachem Ctr Sch Dist of Holbrook 5.00%, 10/15/21-10/15/22	5,415	5,572,426
Seneca Cnty IDA (New York Chiropractic Coll) 5.00%, 10/01/27	925	876,539
Spencerport Uni Sch Dist (Prerefunded) MBIA Series 02 5.00%, 6/15/21	2,500	2,675,825
Tobacco Settlement Fin Corp. Series 03A-1 5.50%, 6/01/14	5,000	5,087,250
XLCA 6.17%, 6/01/23(a)†	2,400	2,400,000
Ulster Cnty IDA (Kingston Regl Sr Living Corp. – Woodland Pond at New Palz Proj.) 6.00%, 9/15/27	1,175	1,115,651
Yonkers IDA Hlth Fac (Malotz Pavillion Proj) MBIA Series 99 5.65%, 2/01/39	700	712,964

		401,501,007

Arizona – 0.2%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 01 6.75%, 10/01/31	1,000	1,017,380

California – 0.2%
California St GO Series 03 5.25%, 11/01/25	650	670,924
Series 04 5.20%, 4/01/26	350	359,100

		1,030,024

Florida – 2.2%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	5,500	5,577,880
Fiddlers Creek CDD (Prerefunded) Series 99B 5.80%, 5/01/21	670	635,461

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	49

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hammock Bay CDD (Spl Assmt) Series 04A 6.15%, 5/01/24	$800	$777,816
Marshall Creek CDD Series 02A 6.625%, 5/01/32	935	977,393
Midtown Miami CDD Series 04A 6.00%, 5/01/24	2,500	2,316,000

		10,284,550

Georgia – 0.1%
Atlanta Tax Alloc (Eastside Proj) Series 05B 5.60%, 1/01/30	500	443,285

Guam – 0.1%
Guam Govt (Wtr & Waste Sys Rev) Series 05 6.00%, 7/01/25	500	506,035

Illinois – 0.9%
Antioch Village Spl Svc Area (Clublands Proj) Series 03 6.625%, 3/01/33	993	863,711
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	1,350	1,272,064
Yorkville CFD (Raintree Village) Series 03 6.875%, 3/01/33	1,894	1,928,244

		4,064,019

Nevada – 0.3%
Clark Cnty Impr Dist No. 142 Series 03 6.10%, 8/01/18	1,475	1,464,867

Ohio – 0.3%
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	1,200	1,204,260

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 6.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	$2,085	$2,090,942
XLCA Series 02-1 5.25%, 7/01/22	10,000	10,993,800
Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	1,600	1,607,264
Series 01A 5.50%, 7/01/19	915	955,287
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	513,935
Puerto Rico HFA (Cap Fndtn Program) 5.00%, 12/01/20	5,215	5,245,038
Puerto Rico HFC SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 01A 5.20%, 12/01/33	1,690	1,690,879
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	935	941,639
Univ of Puerto Rico Rev 5.00%, 6/01/22	255	250,943
Series 06Q 5.00%, 6/01/20	4,225	4,209,706

		28,499,433

Virginia – 0.6%
Bell Creek CDD Series 03A 6.75%, 3/01/22	201	201,070
Broad Street CDA (Parking Fac) Series 03 7.50%, 6/01/33	2,680	2,837,611

		3,038,681

Total Long-Term Municipal Bonds (cost $443,645,154)		453,053,541

SHORT-TERM MUNICIPAL NOTES – 3.3%
New York – 1.8%
New York City FSA Series A6 2.40%, 11/01/26(c)(d)	1,500	1,500,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	51

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City Muni Wtr Fin Auth 2.50%, 6/15/24(d)	$500	$500,000
New York City TFA 2.40%, 2/01/31(d)	500	500,000
2.55%, 11/01/22-5/01/28(d)	2,600	2,600,000
Port Auth NY & NJ Spl Oblig Rev 2.55%, 6/01/20(d)	3,500	3,500,000

		8,600,000

Colorado – 0.5%
Colorado Ed & Cultural Fac Auth 2.65%, 2/01/34-6/30/36(d)	1,560	1,560,000
2.80%, 12/01/34(d)	500	500,000

		2,060,000

Florida – 0.2%
Jacksonville Hlth Fac Auth Hosp Rev 2.58%, 8/15/33(d)	1,050	1,050,000

Massachusetts – 0.2%
Massachusetts St HEFA (Harvard Univ) GO OF INSTN Series 99R 2.00%, 11/01/49(d)	1,000	1,000,000

North Carolina – 0.2%
North Carolina Med Care Commission 2.55%, 10/01/37(d)	1,000	1,000,000

Utah – 0.2%
Utah Tran Auth Sales Tax 2.75%, 6/15/36(d)	1,000	1,000,000

Wyoming – 0.2%
Uinta Cnty 2.60%, 7/01/26(d)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $15,710,000)		15,710,000

Total Investments – 98.5% (cost $459,355,154)		468,763,541
Other assets less liabilities – 1.5%		7,347,483

Net Assets – 100.0%		$476,111,024

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	BMA	*	4.108%	$131,808
JP Morgan Chase	4,500	6/15/15	3.777%		BMA *	(216,743)
Merrill Lynch	2,300	7/12/08	BMA	*	3.815%	8,768
Merrill Lynch	3,100	10/01/16	BMA	*	4.147%	218,619

(a)	Variable rate coupon, rate shown as of April 30, 2008.

(b)	When-Issued security.

(c)	Position, or a portion thereof, has been segregated to collateralize when issued security.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of April 30, 2008 and the aggregate market value of these securities amounted to $2,400,000 or 0.51% of total investments.

As of April 30, 2008, the Portfolio held 43% of total investments in insured bonds (of this amount 5% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDA – Community Development Administration

CDD – Community Development District

CFD – Community Facilities District

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HDC – Housing Development Corporation

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

SONYMA – State of New York Mortgage Agency

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	53

New York Portfolio—Portfolio of Investments

CALIFORNIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 98.2%
California – 94.8%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B 5.25%, 8/01/24	$3,000	$3,196,590
Banning Util Auth Wtr & Enterprise Rev (Ref & Impr Proj) FGIC Series 05 5.25%, 11/01/30	7,265	7,429,698
Bay Area Infra Fin Auth FGIC 5.00%, 8/01/17	2,000	2,072,420
Beaumont Fin Auth AMBAC 5.00%, 9/01/26	2,900	2,937,149
Calfornia St GO (Prerefunded) MBIA Series 02 5.00%, 2/01/32	3,500	3,768,800
California Dept of Veteran Affairs (Home Purchase Rev) AMBAC Series 02A 5.35%, 12/01/27	22,320	22,793,407
California Dept of Wtr Res Pwr Sup Rev 5.00%, 12/01/24(a)	5,000	5,266,800
California Dept of Wtr Res Pwr Sup Rev (Prerefunded) FGIC Series 02A 5.125%, 5/01/18	10,000	10,933,400
Series 02A 5.375%, 5/01/21	3,000	3,308,100
California Ed Fac Auth (Coll of Arts & Crafts) Series 01 5.875%, 6/01/30	2,200	2,246,574
California Ed Fac Auth (Univ of the Pacific) 5.00%, 11/01/21	990	1,003,573
Series 04 5.00%, 11/01/20	1,000	1,031,840
5.25%, 5/01/34	1,000	1,010,390
California HFA SFMR (Mtg Rev) AMT Series 99A-2 5.25%, 8/01/26	1,705	1,676,578

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Hlth Fac Fin Auth (Cottage Hlth Sys) MBIA Series 03B 5.00%, 11/01/23	$2,500	$2,563,850
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp) AMBAC Series 03C 5.00%, 8/15/21	3,365	3,454,172
California Infra & Econ Dev Bank (Kaiser Hosp) Series 01A 5.55%, 8/01/31	18,000	18,275,940
California Pollution Ctl Fin Auth (Pacific Gas & Elec) AMT MBIA Series 96A 5.35%, 12/01/16	15,500	15,929,350
California Pollution Ctl Fin Auth (So Calif Edison) AMT MBIA Series 99C 5.55%, 9/01/31	7,950	7,796,486
California Pollution Ctl Fin Auth (Tracy Material Recovery) AMT ACA Series 99A 5.70%, 8/01/14	3,670	3,670,330
California Pub Wks Brd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	1,270	1,272,350
California Pub Wks Brd Lease Rev (Dept of Mental Hlth-Coalinga) Series 04A 5.50%, 6/01/22-6/01/23	6,790	7,197,625
California Pub Wks Brd Lease Rev (Univ of Calif Proj) Series 05C 5.00%, 4/01/23	3,130	3,235,012
California Pub Wks Brd Lease Rev (Various Univ Calif Proj) Series 04F 5.00%, 11/01/26	8,065	8,271,464
California Rural MFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00B 6.25%, 12/01/31	80	80,622
GNMA/ FNMA Series 00D 6.00%, 12/01/31	290	289,858
GNMA/ FNMA Series 99A 5.40%, 12/01/30	290	285,232

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	55

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MBIA Series 99A 5.40%, 12/01/30	$720	$712,649
California St GO 5.00%, 8/01/22-2/01/32	28,200	28,675,266
MBIA 5.00%, 6/01/18	5,000	5,361,400
MBIA – IBC Series 03 5.25%, 2/01/16	2,050	2,176,772
Series 03 5.25%, 2/01/24	3,500	3,616,095
California St GO (Prerefunded) 5.00%, 2/01/33	6,925	7,596,310
5.125%, 6/01/31	1,710	1,837,720
5.25%, 2/01/30-4/01/30	1,200	1,304,612
5.30%, 4/01/29	6,395	7,134,134
California St GO (Unrefunded) 5.125%, 6/01/31	20	20,166
5.25%, 2/01/30-4/01/30	13,975	14,206,021
5.30%, 4/01/29	5	5,132
California St Univ AMBAC 5.00%, 11/01/19	6,025	6,344,084
FGIC Series 03A 5.00%, 11/01/22	6,000	6,159,660
California Statewide CDA (Daughters of Charity Hlth) Series 05A 5.25%, 7/01/24	3,225	3,046,819
California Statewide CDA (Drew College Prep) Series 00 7.25%, 10/01/30	7,750	8,433,163
California Statewide CDA (Saint Mark’s Sch) Series 01 6.75%, 6/01/28	2,455	2,508,077
California Statewide CDA (San Diego Space & Science) Series 96 7.50%, 12/01/16	2,240	2,355,091
California Statewide CDA (Wildwood Elem Sch) Series 01 7.00%, 11/01/29	3,845	3,955,890

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide CDA MFHR FNMA Series 98D 5.43%, 5/01/28	$2,090	$2,090,627
California Statewide CDA MFHR (Highland Creek Apts) AMT FNMA Series 01K 5.40%, 4/01/34	5,745	5,771,657
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.27%, 7/01/31(b)†	3,475	3,475,000
Castaic Lake Wtr Agy AMBAC Series 04A 5.00%, 8/01/16-8/01/18	4,325	4,579,149
MBIA Series 01A 5.20%, 8/01/30	1,625	1,643,005
Chino Hills CFD (Fairfield Ranch 10) Series 00 6.95%, 9/01/30	5,200	5,315,804
Commerce Joint Pwr Fin Auth Lease Rev (Comnty Ctr Proj) XLCA Series 04 5.00%, 10/01/34	2,015	1,937,805
Corona CFD (Eagle Glen 97-2) ETM Series 98 5.875%, 9/01/23	6,065	6,008,292
East Palo Alto Pub Fin Auth (Univ Circle Gateway 101) RADIAN Series 05A 5.00%, 10/01/25	4,390	4,304,790
Eastern Wtr Dist Impr Area A (Morningstar Ranch) Series 02 6.40%, 9/01/32	3,660	3,671,675
El Centro Fin Auth (El Centro Med Ctr) Series 01 5.375%, 3/01/26	18,000	18,297,360
Encinitas Rec Ranch Golf Auth (Encinitas Ranch Golf Course) Series 04 5.50%, 9/01/23-9/01/24	1,110	1,031,871
5.60%, 9/01/26	1,000	927,520

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	57

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fontana CFD 11 Spl Tax (Heritage West End) Series B 6.50%, 9/01/28	$8,505	$8,584,267
Fontana Pub Fin Auth (North Fontana Redev Proj) AMBAC Series 03A 5.50%, 9/01/32	1,000	1,044,770
Foothill/Eastern Corridor Agy Series 95 Zero Coupon, 1/01/24	10,255	4,867,331
Zero Coupon, 1/01/25	15,000	6,777,750
Fremont Uni Sch Dist/Alameda Cnty FSA Series 05B 5.00%, 8/01/26	1,745	1,804,819
Fresno Joint Pwr Lease Rev XLCA Series 04A 5.25%, 10/01/21	1,265	1,318,661
Fresno Joint Pwrs Lease Rev XLCA Series 04A 5.25%, 10/01/24	2,160	2,232,187
5.375%, 10/01/17	1,315	1,414,690
Fullerton Redev Agy RADIAN 5.00%, 4/01/21	2,225	2,234,412
Gilroy Uni Sch Dist FGIC 5.00%, 8/01/27	1,500	1,538,775
Huntington Park Pub Fin Auth FSA Series 04A 5.25%, 9/01/17	1,000	1,098,900
Kaweah Delta Hlth Care Dist MBIA Series 04 5.25%, 8/01/25-8/01/26	3,780	3,962,306
La Verne CFD 88-1 Spl Tax Series 98 5.875%, 3/01/14	3,910	3,933,382
Lammersville Sch Dist CFD Spl Tax (Mountain House) Series 02 6.375%, 9/01/32	4,250	4,231,810
Lancaster Redev Agy Tax Alloc Rev (Fire Protn Fac Proj) XLCA Series 04 5.00%, 12/01/23	1,120	1,140,675

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lancaster Redev Agy Tax Alloc Rev (Sheriffs Fac Proj) XLCA Series 04 5.00%, 12/01/23	$1,875	$1,909,613
Loma Linda Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	2,000	1,850,820
Los Angeles Cnty Metro Transp Auth (Prerefunded) FGIC Series 00A 5.25%, 7/01/30	2,750	2,944,535
Los Angeles Comnty Redev Agy Series 04L 5.00%, 3/01/17	2,565	2,596,575
5.10%, 3/01/19	1,350	1,356,777
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev) AMBAC 5.00%, 7/01/24	5,325	5,547,053
MBIA Series 01A 5.00%, 7/01/24	1,500	1,509,945
Los Angeles MFHR (Park Plaza West) AMT GNMA 5.50%, 1/20/43	5,000	4,946,050
Los Angeles Uni Sch Dist AMBAC Series B 5.00%, 7/01/19-7/01/21	13,685	14,559,725
Manteca Uni Sch Dist (Prerefunded) FSA Series 04 5.25%, 8/01/22	1,390	1,559,121
Marin Wtr Dist Rev AMBAC Series 04 5.25%, 7/01/20	3,040	3,216,472
Murrieta Valley Uni Sch Dist (Election 2002) FSA Series 05B 5.125%, 9/01/29	1,275	1,321,742
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05 5.00%, 3/01/26	1,360	1,404,322
Norco Redev Agy Tax Alloc (Ref Norco Redev Proj No 1) RADIAN Series 04 5.00%, 3/01/24	3,060	3,004,033

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	59

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Oakland Uni Sch Dist/Alameda Cnty FGIC 5.00%, 8/01/22	$8,975	$9,007,310
MBIA Series 05 5.00%, 8/01/25	7,455	7,503,905
Ohlone Comnty Coll Dist FSA Series 05B 5.00%, 8/01/24	1,850	1,925,036
Ontario Assmt Dist (Calif Commerce Ctr So) 7.70%, 9/02/10	2,465	2,496,281
Ontario COP (Wtr Sys Impr Proj) MBIA Series 04 5.25%, 7/01/21	1,700	1,797,733
Orange Cnty CFD 99-1 (Ladera Ranch) (Prerefunded) Series 99A 6.70%, 8/15/29	3,000	3,225,390
Palm Springs COP ETM Series 91B Zero Coupon, 4/15/21	37,500	20,526,750
Palmdale Wtr Dist Rev COP FGIC Series 04 5.00%, 10/01/24	1,775	1,814,920
Pittsburg Redev Agy (Los Medanos Proj) MBIA Series 03A 5.00%, 8/01/21	6,410	6,624,158
Placentia-Yorba Linda Uni Sch Dist FGIC Series 06 5.00%, 10/01/27	4,200	4,267,326
Port of Oakland AMT FGIC Series 02L 5.375%, 11/01/27	2,500	2,480,600
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) Series 01 6.40%, 9/01/31	8,000	8,724,640
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) ETM Series 01 6.40%, 9/01/31	3,105	3,374,514

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Riverside CFD No 89-1 (MTN Cove) (Prerefunded) Series 00 6.50%, 9/01/25	$3,390	$3,642,352
Riverside Cmnty Coll Dist (Prerefunded) MBIA Series 04A 5.25%, 8/01/25-8/01/26	1,980	2,220,907
Riverside Cnty Pub Fin Auth (Tax Alloc Rev) (Redev Proj) XLCA Series 04 5.00%, 10/01/35	2,475	2,427,802
Riverside Comnty Coll Dist MBIA 5.00%, 8/01/25	1,720	1,792,223
Rocklin Uni Sch Dist Comnty Fac District MBIA Series 04 5.00%, 9/01/25	1,000	1,023,840
Roseville CFD (No 1 Central Roseville Highland Park) Series 99-A 5.80%, 9/01/17	6,630	6,646,442
Roseville High Sch Dist Series 01E 5.25%, 8/01/26	2,435	2,529,332
Sacramento CFD 97-01B (N Natomas Drain) (Prerefunded) Series 00B 7.25%, 9/01/30	5,375	5,827,306
Sacramento City Uni Sch Dist FSA Series 04D 5.25%, 7/01/21-7/01/23	8,525	8,974,122
Sacramento Cnty Hsg Auth MFHR (Cottage Estates) AMT FNMA Series 00B 6.00%, 2/01/33	5,300	5,391,531
Sacramento Cnty Hsg Auth MFHR (Verandas Apts) AMT FNMA Series 00H 5.70%, 3/01/34	2,875	2,883,452
Sacramento Muni Util Dist Elec Rev MBIA Series 03S 5.00%, 11/15/17	5,000	5,281,250
MBIA Series 04R-289-2 5.00%, 8/15/17	10,000	10,539,100

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	61

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Bernardino Cnty CFD 2002-1 (Kaiser Commerce Ctr) Series 02-1 5.90%, 9/01/33	$4,750	$4,603,985
San Bernardino SFMR (Mtg Rev) AMT GNMA/ FNMA Series 01-A1 6.35%, 7/01/34(b)	350	352,401
San Diego Cnty COP Series 04A 5.50%, 9/01/44	5,000	5,093,000
San Diego HFA MFHR (Rental Rev) AMT GNMA/ FNMA Series 98C 5.25%, 1/20/40	6,105	5,763,242
San Diego HFA MFHR (Vista La Rosa Apt) AMT GNMA Series 00A 6.00%, 7/20/41	10,230	10,397,977
San Diego Uni Sch Dist (Election of 1998) MBIA Series 04E-1 5.00%, 7/01/23-7/01/24	2,240	2,349,749
San Francisco City & Cnty Int’l Arpt AMT FSA Series 00A 6.125%, 1/01/27	1,480	1,513,374
San Francisco Univ Funding, Inc. ACA Series 99 5.25%, 7/01/32	16,650	17,358,790
San Joaquin Hills Transp Corr Agy (Toll Road Rev) MBIA Series A Zero Coupon, 1/15/36	47,415	8,858,544
San Joaquin Hills Transp Corr Agy ETM Series 93 Zero Coupon, 1/01/20	20,000	11,990,200
Zero Coupon, 1/01/21	20,000	11,391,000
Zero Coupon, 1/01/23	25,000	12,659,750
San Jose Redev Agy Tax Alloc Rev MBIA Series 04A 5.25%, 8/01/19	5,000	5,237,650
San Mateo Cnty Comnty Coll Dist COP (Prerefunded) MBIA Series 04 5.25%, 10/01/20(c)	2,870	3,227,688
Santa Margarita Wtr Dist 6.25%, 9/01/29	11,550	11,762,078

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Semitropic Impr Dist Wtr Storage XLCA Series 04A 5.50%, 12/01/23	$1,640	$1,740,007
South Gate Pub Fin Auth (South Gate Redev Proj No 1) XLCA Series 02 5.125%, 9/01/24	1,800	1,767,654
Tejon Ranch Pub Fac Fin Auth CFD 1 (Tejon Indl Complex) Series 00A 7.20%, 9/01/30	9,880	10,193,614
Tejon Ranch Pub Fac Fin Auth CFD 2000-1 Series 03 6.125%, 9/01/27	1,000	961,080
6.20%, 9/01/33	2,375	2,247,177
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B 5.00%, 6/01/24	2,900	2,985,521
Univ of California 5.00%, 5/15/21	5,525	5,831,195
FSA Series 05B 5.00%, 5/15/24	3,600	3,724,776
Univ of California (Prerefunded) FGIC Series 01M 5.125%, 9/01/30	12,270	12,845,708
West Contra Costa Hlthcare Dist COP AMBAC Series 04 5.375%, 7/01/21-7/01/24	4,720	4,656,473
West Kern Cnty Wtr Rev (Prerefunded) Series 01 5.625%, 6/01/31	3,000	3,224,850
Westminster Redev Agy MFHR (Rose Garden Apt) AMT Series 93A 6.75%, 8/01/24	4,300	4,317,587

		699,416,036

Puerto Rico – 3.4%
Puerto Rico Conv Ctr Auth AMBAC 5.00%, 7/01/17	10,730	11,189,029
Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	3,000	3,013,620
Series 01A 5.50%, 7/01/19	1,880	1,962,776

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	63

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 03A 5.25%, 7/01/23	$800	$804,240
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	513,935
Univ of Puerto Rico 5.00%, 6/01/18	4,930	4,982,012
Series 06Q 5.00%, 6/01/19	2,490	2,501,404

		24,967,016

Total Long-Term Municipal Bonds (cost $692,356,862)		724,383,052

SHORT-TERM MUNICIPAL NOTES – 1.8%
California – 1.8%
Abag Fin Auth for Nonprofit Corp. 2.30%, 10/01/29(d)	500	500,000
COP Series D 2.19%, 10/01/27(d)	500	500,000
Abag Fin Auth for Nonprofit Corp. (Oshman Family Jewish Comnty) 2.50%, 6/01/37(d)	1,100	1,100,000
California Dept of Wtr Res Pwr Sup Rev Series 01B-3 2.35%, 5/01/22(d)(e)	1,500	1,500,000
California Pollution Ctl Fin Auth 2.35%, 11/01/26(d)	4,000	4,000,000
2.40%, 11/01/26(d)	500	500,000
California St GO 2.19%, 5/01/33(d)	500	500,000
2.50%, 5/01/34(d)	500	500,000
2.50%, 5/01/33(d)(e)	4,300	4,300,000

Total Short-Term Municipal Notes (cost $13,400,000)		13,400,000

Total Investments – 100.0% (cost $705,756,862)		737,783,052
Other assets less liabilities – 0.0%		(216,335)

Net Assets – 100.0%		$737,566,717

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$5,600	1/25/26	BMA	*	4.108%		$335,512
Merrill Lynch	3,900	7/12/08	BMA	*	3.815%		14,868
Merrill Lynch	2,800	10/01/16	BMA	*	4.147%		197,463
Merrill Lynch	13,800	7/30/26	4.090%		BMA	*	(794,341)
Merrill Lynch	10,200	8/09/26	4.063%		BMA	*	(589,646)
Merrill Lynch	13,400	11/15/26	4.378%		BMA	*	(1,302,351)

(a)	When-Issued security.

(b)	Variable rate coupon, rate shown as of April 30, 2008.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Position, or a portion thereof, has been segregated to collateralize when issued securities.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of April 30, 2008 and the aggregate market value of these securities amounted to $3,475,000 or 0.47% of total investments.

As of April 30, 2008, the Portfolio held 44% of total investments in insured bonds (of this amount 10% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDA – Community Development Administration

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HFA – Housing Finance Authority

MBIA – Municipal Bond Investors Assurance

MFA – Mortgage Finanace Authority

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	65

California Portfolio—Portfolio of Investments

INSURED CALIFORNIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 97.8%
California – 94.7%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B 5.25%, 8/01/24	$2,000	$2,131,060
Bakerfield Wastewtr Rev FSA 5.00%, 9/15/22	5,000	5,306,700
Banning Util Auth Wtr & Enterprise Rev (Ref & Impr Proj) FGIC Series 05 5.25%, 11/01/30	1,140	1,165,844
Bay Area Infra Fin Auth FGIC 5.00%, 8/01/17	4,000	4,144,840
Beaumont Fin Auth AMBAC 5.00%, 9/01/26	405	410,188
Butte-Glenn Comnty Coll Dist (Election 2002) MBIA Series 05B 5.00%, 8/01/25	3,620	3,732,763
California HFA MFHR (Mtg Rev) AMBAC Series 95A 6.25%, 2/01/37	1,235	1,238,322
California Pub Wks Brd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	3,000	3,005,550
Capistrano Uni Sch Dist School Fac Impr District No 1 FGIC Series 00A 6.00%, 8/01/24	1,550	1,650,456
FSA Series 01B Zero Coupon, 8/01/25	8,000	3,301,840
Chino Redev Agy Spl Tax ETM AMBAC Series 01B 5.25%, 9/01/30	5,210	5,325,766
Coachella Valley Uni Sch Dist AMBAC 5.00%, 9/01/23	2,500	2,564,850
East Palo Alto Pub Fin Auth (Univ Circle Gateway 101) RADIAN Series 05A 5.00%, 10/01/25	680	666,801

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fontana Pub Fin Auth (North Fontana Redev Proj) AMBAC Series 03A 5.50%, 9/01/32	$4,200	$4,388,034
Franklin-McKinley Sch Dist (Prerefunded) FSA Series 02B 5.00%, 8/01/27	700	769,153
Fullerton Redev Agy RADIAN 5.00%, 4/01/21	1,025	1,029,336
Golden St Tobacco Securitization Corp. (Prerefunded) RADIAN Series 03 5.50%, 6/01/43	1,400	1,539,300
Jurupa Uni Sch Dist FGIC Series 04 5.00%, 8/01/22	1,340	1,383,496
Long Beach Fin Auth (Aquarium of the Pacific Proj) AMBAC Series 01 5.25%, 11/01/30	6,500	6,440,655
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev) MBIA Series 01A 5.00%, 7/01/24	5,900	5,939,117
Murrieta Valley Uni Sch Dist (Election 2002) FSA Series 05B 5.125%, 9/01/29	225	233,249
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05 5.00%, 3/01/26	540	557,599
Orange Cnty COP (Loma Ridge Data Ctr Proj) (Prerefunded) AMBAC 6.00%, 6/01/21	1,000	1,159,280
Perris Union High Sch Dist FGIC Series 05A 5.00%, 9/01/24	800	815,168
Poway Redev Agy (Paguay Proj) ETM AMBAC Series 01 5.375%, 12/15/31	5,940	6,047,514

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	67

Insured California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Rancho Cordova COP (City Hall Fac Acq Proj) (Prerefunded) XLCA Series 05 5.00%, 2/01/24	$2,645	$2,901,168
Redding Elec Sys Rev MBIA Series 92A 8.726%, 7/01/22(a)(b)	1,720	2,335,691
Riverside Cnty Pub Fin Auth Tax Alloc Rev (Redev Proj) XLCA Series 04 5.00%, 10/01/23	1,955	1,990,288
Riverside Cnty Redev Agy (Jurupa Valley Proj) AMBAC Series 01 5.125%, 10/01/35	2,500	2,747,600
Riverside Cnty Redev Agy (Jurupa Valley Proj) ETM AMBAC Series 01 5.25%, 10/01/35	5,000	5,515,450
San Diego Uni Sch Dist (Election of 1998) MBIA Series 04E-1 5.00%, 7/01/23	1,000	1,049,770
Southwestern Comnty Coll Dist MBIA Series 05 5.00%, 8/01/24	1,000	1,040,080
Stockton Pub Fin Auth RADIAN Series 06A 5.00%, 9/01/17-9/01/21	5,060	5,229,530
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B 5.00%, 6/01/24	465	478,713
Univ of California FSA Series 05B 5.00%, 5/15/24	1,400	1,448,524

		89,683,695

Nevada – 3.1%
Henderson Loc Impr Dist FSA Series A 5.00%, 3/01/22	2,765	2,907,867

Total Long-Term Municipal Bonds (cost $89,775,721)		92,591,562

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SHORT-TERM MUNICIPAL NOTES – 1.1%
California – 0.6%
California Infra & Econ Dev Bank (Asian Art Museum Fndtn) MBIA Series 05 2.65%, 6/01/34(c)	$500	$500,000

New York – 0.5%
New York City FSA Series A6 2.40%, 11/01/26(c)	500	500,000

Total Short-Term Municipal Notes (cost $1,000,000)		1,000,000

Total Investments – 98.9% (cost $90,775,721)		93,591,562
Other assets less liabilities – 1.1%		1,058,200

Net Assets – 100.0%		$94,649,762

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$900	1/25/26	BMA	*	4.108%	$53,922
Merrill Lynch	600	7/12/08	BMA	*	3.815%	2,287
Merrill Lynch	3,100	10/21/16	BMA	*	4.128%	210,863
Merrill Lynch	700	7/30/26	4.090%		BMA *	(40,293)
Merrill Lynch	1,600	11/15/26	4.377%		BMA *	(155,505)

(a)	Variable rate coupon, rate shown as of April 30, 2008.

(b)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of April 30, 2008, the Portfolio held 100% of total investments in insured bonds (of this amount 18% represents the Portfolio’s holding in pre-refunded bonds). 39% of the Portfolio’s insured bonds were insured by AMBAC.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	69

Insured California Portfolio—Portfolio of Investments

Glossary:

AMBAC – American Bond Assurance Corporation

COP – Certificate of Participation

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

HFA – Housing Finance Authority

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2008 (unaudited)

	National	Insured National
Assets
Investments in securities, at value
(cost $505,091,745 and $134,022,643, respectively)	$506,867,601	$140,126,127
Cash	428,823	280,513
Interest receivable	8,193,238	1,672,726
Receivable for capital stock sold	3,238,572	2,195,664
Receivable for investment securities sold	180,000	1,120,000
Unrealized appreciation of interest rate swap contracts	119,599	70,689

Total assets	519,027,833	145,465,719

Liabilities
Payable for investment securities purchased	6,527,210	–0	–
Payable for capital stock redeemed	896,384	289,429
Dividends payable	568,028	145,842
Distribution fee payable	171,759	44,123
Advisory fee payable	102,145	46,944
Administrative fee payable	36,717	30,183
Unrealized depreciation of interest rate swap contracts	4,941	386,878
Transfer Agent fee payable	4,779	3,800
Accrued expenses and other liabilities	119,841	49,921

Total liabilities	8,431,804	997,120

Net Assets	$510,596,029	$144,468,599

Composition of Net Assets
Capital stock, at par	$52,070	$14,439
Additional paid-in capital	551,449,430	140,461,798
Undistributed/(distributions in excess of) net investment income	(229,767)	246,948
Accumulated net realized loss on investment transactions	(42,565,822)	(2,041,881)
Net unrealized appreciation of investments	1,890,118	5,787,295

	$510,596,029	$144,468,599

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	71

Statement of Assets & Liabilities

	New York		California
Assets
Investments in securities, at value
(cost $459,355,154 and $705,756,862, respectively)	$468,763,541		$737,783,052
Cash	369,058		–0	–
Interest receivable	7,157,067		9,193,220
Receivable for capital stock sold	3,745,432		1,630,623
Unrealized appreciation of interest rate swap contracts	359,195		547,843
Receivable for investment securities sold	35,000		215,556

Total assets	480,429,293		749,370,294

Liabilities
Due to custodian	–0	–	61,583
Payable for capital stock redeemed	1,873,175		2,312,412
Payable for investment securities purchased	1,283,028		5,271,150
Dividends payable	516,886		819,227
Unrealized depreciation of interest rate swap contracts	216,743		2,686,338
Distribution fee payable	180,215		263,765
Advisory fee payable	60,355		217,717
Administrative fee payable	35,932		25,356
Transfer Agent fee payable	12,000		11,500
Accrued expenses	139,935		134,529

Total liabilities	4,318,269		11,803,577

Net Assets	$476,111,024		$737,566,717

Composition of Net Assets
Capital stock, at par	$49,077		$69,246
Additional paid-in capital	479,093,231		726,688,866
Distributions in excess of net investment income	(410,473)		(549,426)
Accumulated net realized loss on investment transactions	(12,171,650)		(18,529,664)
Net unrealized appreciation of investments	9,550,839		29,887,695

	$476,111,024		$737,566,717

See notes to financial statements.

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

Insured California
Assets
Investments in securities, at value
(cost $90,775,721)	$93,591,562
Cash	239,119
Interest receivable	1,125,616
Unrealized appreciation of interest rate swap contracts	267,072
Receivable for capital stock sold	100,947
Receivable for investment securities sold	10,000

Total assets	95,334,316

Liabilities
Payable for capital stock redeemed	225,213
Unrealized depreciation of interest rate swap contracts	195,798
Dividends payable	90,645
Administrative fee payable	36,533
Advisory fee payable	34,686
Distribution fee payable	33,025
Transfer Agent fee payable	767
Accrued expenses	67,887

Total liabilities	684,554

Net Assets	$94,649,762

Composition of Net Assets
Capital stock, at par	$7,077
Additional paid-in capital	91,114,284
Distributions in excess of net investment income	(101,548)
Accumulated net realized gain on investment transactions	742,834
Net unrealized appreciation of investments	2,887,115

$94,649,762

Net Asset Value Per Share—45,350,000,000 shares of capital stock authorized, $.001 par value

National Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$426,493,245	43,486,906	$9.81	*

Class B	$19,344,618	1,974,699	$9.80

Class C	$64,758,166	6,608,370	$9.80

Insured National Portfolio
Class A	$127,594,003	12,749,387	$10.01	*

Class B	$4,442,614	445,060	$9.98

Class C	$12,431,982	1,244,938	$9.99

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	73

Statement of Assets & Liabilities

New York Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$364,544,176	37,568,014	$9.70	*

Class B	$61,038,386	6,297,831	$9.69

Class C	$50,528,462	5,210,845	$9.70

California Portfolio
Class A	$594,167,098	55,780,346	$10.65	*

Class B	$30,796,410	2,891,980	$10.65

Class C	$112,603,209	10,573,670	$10.65

Insured California Portfolio
Class A	$77,386,486	5,785,202	$13.38	*

Class B	$3,449,906	258,017	$13.37

Class C	$13,813,370	1,033,341	$13.37

*	The maximum offering price per share for Class A shares of National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio were $10.25, $10.45, $10.13, $11.12 and $13.97, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

National	Insured National
Investment Income
Interest	$11,778,944	$3,391,141

Expenses
Advisory fee (see Note B)	1,066,126	307,543
Distribution fee—Class A	585,190	179,950
Distribution fee—Class B	110,401	26,401
Distribution fee—Class C	308,134	57,195
Transfer agency—Class A	112,664	31,319
Transfer agency—Class B	8,365	1,863
Transfer agency—Class C	19,409	3,309
Custodian	88,540	60,949
Administrative	49,000	47,000
Registration fees	40,166	25,782
Printing	30,502	7,714
Audit	25,044	24,660
Legal	16,304	15,481
Directors’ fees	4,064	3,680
Miscellaneous	16,504	6,077

Total expenses	2,480,413	798,923
Less: advisory fee waived (see Note B)	(572,292)	(28,520)
Less: expense offset arrangement (see Note B)	(4,112)	(1,120)

Net expenses	1,904,009	769,283

Net investment income	9,874,935	2,621,858

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(124,571)	(350,549)
Futures contracts	(119,256)	(34,768)
Swap contracts	309,298	75,598
Net change in unrealized appreciation/depreciation of:
Investments	(10,493,939)	(925,144)
Swap contracts	(87,385)	(252,499)

Net loss on investment transactions	(10,515,853)	(1,487,362)

Contribution from Adviser (see Note B)	1,686	–0	–

Net Increase (Decrease) in Net Assets from Operations	$(639,232)	$1,134,496

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	75

Statement of Operations

	New York	California
Investment Income
Interest	$11,078,546	$18,435,273

Expenses
Advisory fee (see Note B)	1,053,913	1,653,378
Distribution fee—Class A	529,973	879,039
Distribution fee—Class B	336,791	187,456
Distribution fee—Class C	238,662	556,585
Transfer agency—Class A	90,008	110,608
Transfer agency—Class B	22,381	9,287
Transfer agency—Class C	13,042	22,834
Custodian	84,956	112,407
Administrative	50,000	47,000
Printing	32,426	39,259
Audit	25,750	23,980
Legal	16,542	14,009
Registration fees	9,914	12,318
Directors’ fees	4,154	3,665
Miscellaneous	17,166	11,125

Total expenses	2,525,678	3,682,950
Less: advisory fee waived (see Note B)	(761,005)	(329,497)
Less: expense offset arrangement (see Note B)	(3,479)	(3,511)

Net expenses	1,761,194	3,349,942

Net investment income	9,317,352	15,085,331

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	28,099	160,487
Futures contracts	(125,471)	(197,529)
Swap contracts	362,506	406,857
Net change in unrealized appreciation/depreciation of:
Investments	(5,609,606)	(14,437,940)
Swap contracts	(140,223)	(1,696,282)

Net loss on investment transactions	(5,484,695)	(15,764,407)

Net Increase (Decrease) in Net Assets from Operations	$3,832,657	$(679,076)

See notes to financial statements.

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations

Insured California
Investment Income
Interest	$2,306,671

Expenses
Advisory fee (see Note B)	220,367
Distribution fee—Class A	119,323
Distribution fee—Class B	22,641
Distribution fee—Class C	69,318
Transfer agency—Class A	15,349
Transfer agency—Class B	1,249
Transfer agency—Class C	2,841
Custodian	62,760
Administrative	49,000
Audit	23,746
Legal	16,224
Registration fees	7,382
Printing	4,900
Directors’ fees	3,562
Miscellaneous	9,885

Total expenses	628,547
Less: expense offset arrangement (see Note B)	(499)

Net expenses	628,048

Net investment income	1,678,623

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	689,833
Futures contracts	(27,968)
Swap contracts	93,214
Net change in unrealized appreciation/depreciation of:
Investments	(1,839,072)
Swap contracts	(15,448)

Net loss on investment transactions	(1,099,441)

Net Increase in Net Assets from Operations	$579,182

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	77

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	National
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,874,935	$18,822,001
Net realized gain on investment transactions	65,471	1,803,968
Net change in unrealized appreciation/depreciation of investments	(10,581,324)	(10,396,541)
Contribution from Adviser (see Note B)	1,686	–0	–

Net increase (decrease) in net assets from operations	(639,232)	10,229,428
Dividends to Shareholders from
Net investment income
Class A	(8,389,148)	(15,320,135)
Class B	(399,191)	(1,183,292)
Class C	(1,112,522)	(2,249,586)
Capital Stock Transactions
Net increase	73,487,985	6,429,782

Capital Contributions
Proceeds from third party regulatory settlement (see Note E)	2,177	10,166

Total increase (decrease)	62,950,069	(2,083,637)
Net Assets
Beginning of period	447,645,960	449,729,597

End of period (including distributions in excess of net investment income of ($229,767) and ($203,841), respectively)	$510,596,029	$447,645,960

See notes to financial statements.

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

	Insured National
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,621,858	$5,476,261
Net realized gain (loss) on investment transactions	(309,719)	768,937
Net change in unrealized appreciation/depreciation of investments	(1,177,643)	(3,006,798)

Net increase in net assets from operations	1,134,496	3,238,400
Dividends to Shareholders from
Net investment income
Class A	(2,328,840)	(4,771,707)
Class B	(84,283)	(304,144)
Class C	(182,505)	(353,557)
Capital Stock Transactions
Net increase (decrease)	11,765,726	(11,366,252)

Total increase (decrease)	10,304,594	(13,557,260)
Net Assets
Beginning of period	134,164,005	147,721,265

End of period (including undistributed net investment income of $246,948 and $220,718, respectively)	$144,468,599	$134,164,005

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	79

Statement of Changes in Net Assets

	New York
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,317,352	$18,583,548
Net realized gain (loss) on investment transactions	265,134	(9,395)
Net change in unrealized appreciation/depreciation of investments	(5,749,829)	(7,728,392)

Net increase in net assets from operations	3,832,657	10,845,761
Dividends to Shareholders from
Net investment income
Class A	(7,352,465)	(13,544,965)
Class B	(1,166,480)	(3,376,635)
Class C	(826,018)	(1,612,235)
Capital Stock Transactions
Net increase	3,987,031	2,594,723

Total decrease	(1,525,275)	(5,093,351)
Net Assets
Beginning of period	477,636,299	482,729,650

End of period (including distributions in excess of net investment income of ($410,473) and ($382,862), respectively)	$476,111,024	$477,636,299

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

	California
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,085,331	$31,296,031
Net realized gain on investment transactions	369,815	3,100,022
Net change in unrealized appreciation/depreciation of investments	(16,134,222)	(17,449,810)

Net increase (decrease) in net assets from operations	(679,076)	16,946,243
Dividends to Shareholders from
Net investment income
Class A	(12,295,779)	(24,791,280)
Class B	(654,500)	(2,221,530)
Class C	(1,945,895)	(4,008,352)
Capital Stock Transactions
Net increase (decrease)	3,823,856	(32,416,454)

Total decrease	(11,751,394)	(46,491,373)
Net Assets
Beginning of period	749,318,111	795,809,484

End of period (including distributions in excess of net investment income of ($549,426) and ($738,583), respectively)	$737,566,717	$749,318,111

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	81

Statement of Changes in Net Assets

	Insured California
	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,678,623	$3,744,924
Net realized gain on investment transactions	755,079	509,556
Net change in unrealized appreciation/depreciation of investments	(1,854,520)	(2,083,399)

Net increase in net assets from operations	579,182	2,171,081
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,427,221)	(3,061,927)
Class B	(64,691)	(239,472)
Class C	(199,927)	(427,742)
Net realized gain on investment transactions
Class A	(422,083)	(995,859)
Class B	(24,199)	(114,063)
Class C	(70,498)	(179,622)
Capital Stock Transactions
Net decrease	(9,304,943)	(8,265,941)

Total decrease	(10,934,380)	(11,113,545)
Net Assets
Beginning of period	105,584,142	116,697,687

End of period (including distributions in excess of net investment income of ($101,548) and ($88,332), respectively)	$94,649,762	$105,584,142

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified National Portfolio, Insured National Portfolio, New York Portfolio and California Portfolio and the non-diversified Insured California Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	83

Notes to Financial Statements

Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is each Portfolios’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolio	Class A	Class B	Class C
National	.68%	1.38%	1.38%
Insured National	1.04%	1.74%	1.74%
New York	.58%	1.28%	1.28%
California	.77%	1.47%	1.47%

For the six months ended April 30, 2008, such reimbursement waivers amounted to $572,292, $28,520, $761,005 and $329,497 for National, Insured National, New York and California Portfolios, respectively.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	85

Notes to Financial Statements

During the six months ended April 30, 2008, the Adviser reimbursed the National Portfolio $1,686 for trading losses incurred due to a trade entry error.

Pursuant to the Advisory agreement, the New York Portfolio paid $50,000; the National and Insured California Portfolios each paid $49,000; and the Insured National and the California Portfolios each paid $47,000 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser for the six months ended April 30, 2008.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: National Portfolio, $87,387; Insured National Portfolio, $22,709; New York Portfolio, $70,676; California Portfolio, $81,674; and Insured California Portfolio, $10,175 for the six months ended April 30, 2008.

For the six months ended April 30, 2008, the Portfolios’ expenses were reduced by: National Portfolio, $4,112; Insured National Portfolio, $1,120; New York Portfolio, $3,479; California Portfolio, $3,511; and Insured California Portfolio, $499 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended April 30, 2008 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Portfolio	Class A	Class A		Class B	Class C
National	$18,062	$511		$4,092	$4,965
Insured National	4,811	–0	–	993	326
New York	21,290	–0	–	30,024	7,613
California	14,906	31,585		2,294	6,278
Insured California	3,245	–0	–	144	234

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
National	$3,790,252	$5,114,353
Insured National	3,582,795	2,069,260
New York	6,910,909	3,071,688
California	6,698,537	6,117,476
Insured California	3,045,802	2,055,638

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008, were as follows:

Portfolio	Purchases		Sales
National	$89,325,871		$51,699,516
Insured National	7,580,373		9,042,969
New York	6,281,951		3,065,782
California	8,746,150		6,869,491
Insured California	–0	–	9,491,616

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2008.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
National	$8,901,575	$(7,125,719)	$1,775,856
Insured National	6,392,285	(288,801)	6,103,484
New York	12,495,355	(3,086,968)	9,408,387
California	37,991,178	(5,964,988)	32,026,190
Insured California	3,336,196	(520,355)	2,815,841

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	87

Notes to Financial Statements

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon termination of swap contracts on the statement of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

NOTE E

Capital Stock

The Fund has allocated 9,100,000,000 of authorized shares each to the National Portfolio and Insured National Portfolio and 9,050,000,000 of authorized shares each to the New York Portfolio, California Portfolio and Insured California Portfolio. All shares are divided evenly into three classes. Transactions in capital shares for each class were as follows:

	Shares		Amount
National Portfolio*	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class A
Shares sold	10,457,611	5,004,964	$103,672,543	$50,536,910

Shares issued in reinvestment of dividends	543,299	840,876	5,383,276	8,498,439

Shares converted from Class B	410,663	1,002,435	4,056,539	10,120,115

Shares redeemed	(3,997,765)	(5,008,770)	(39,640,303)	(50,622,785)

Net increase	7,413,808	1,839,505	$73,472,055	$18,532,679

Class B
Shares sold	145,912	416,933	$1,444,632	$4,216,929

Shares issued in reinvestment of dividends	26,145	68,094	258,995	688,262

Shares converted to Class A	(411,111)	(1,003,487)	(4,056,539)	(10,120,115)

Shares redeemed	(315,507)	(615,715)	(3,131,234)	(6,221,228)

Net decrease	(554,561)	(1,134,175)	$(5,484,146)	$(11,436,152)

Class C
Shares sold	1,073,575	785,190	$10,599,715	$7,918,699

Shares issued in reinvestment of dividends	61,898	131,224	612,902	1,325,544

Shares redeemed	(576,897)	(981,470)	(5,712,541)	(9,910,988)

Net increase (decrease)	558,576	(65,056)	$5,500,076	$(666,745)

*	During the six months ended and year ended, the Portfolio received $2,177 and $10,166, respectively, related to a third-party’s settlement of regulatory proceedings involving allegations of improper trading. These amounts are presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor it’s affiliates were involved in the proceedings or the calculation of the payment.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	89

Notes to Financial Statements

	Shares		Amount
Insured National Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class A
Shares sold	1,685,064	1,252,074	$17,078,922	$12,733,841

Shares issued in reinvestment of dividends	137,141	245,756	1,384,280	2,500,018

Shares converted from Class B	164,147	332,456	1,533,857	3,375,982

Shares redeemed	(788,445)	(2,442,457)	(7,953,678)	(24,863,214)

Net increase (decrease)	1,197,907	(612,171)	$12,043,381	$(6,253,373)

Class B
Shares sold	21,116	37,415	$213,004	$377,209

Shares issued in reinvestment of dividends	6,603	18,370	66,495	186,543

Shares converted to Class A	(398,896)	(333,225)	(1,533,857)	(3,375,982)

Shares redeemed	176,983	(203,372)	(703,213)	(2,064,993)

Net decrease	(194,194)	(480,812)	$(1,957,571)	$(4,877,223)

Class C
Shares sold	245,127	103,621	$2,459,541	$1,048,501

Shares issued in reinvestment of dividends	6,816	18,632	68,648	189,120

Shares redeemed	(84,218)	(145,142)	(848,273)	(1,473,277)

Net increase (decrease)	167,725	(22,889)	$1,679,916	$(235,656)

	Shares		Amount
New York Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class A
Shares sold	3,466,964	6,738,125	$33,945,568	$66,529,207

Shares issued in reinvestment of dividends	548,587	876,434	5,367,511	8,645,281

Shares converted from Class B	1,187,883	2,763,070	11,561,706	27,170,644

Shares redeemed	(4,006,779)	(6,161,717)	(39,182,630)	(60,671,945)

Net increase	1,196,655	4,215,912	$11,692,155	$41,673,187

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

	Shares		Amount
New York Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class B
Shares sold	441,718	708,353	$4,306,195	$6,995,261

Shares issued in reinvestment of dividends	93,971	241,916	918,522	2,385,924

Shares converted to Class A	(1,189,105)	(2,767,069)	(11,561,706)	(27,170,644)

Shares redeemed	(632,173)	(2,061,311)	(6,167,306)	(20,327,480)

Net decrease	(1,285,589)	(3,878,111)	$(12,504,295)	$(38,116,939)

Class C
Shares sold	809,816	685,977	$7,916,389	$6,764,276

Shares issued in reinvestment of dividends	50,851	109,373	497,113	1,078,464

Shares redeemed	(370,923)	(894,394)	(3,614,331)	(8,804,265)

Net increase (decrease)	489,744	(99,044)	$4,799,171	$(961,525)

	Shares		Amount
California Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class A
Shares sold	4,126,696	5,179,042	$44,302,499	$56,853,929

Shares issued in reinvestment of dividends	767,577	1,156,653	8,268,152	12,655,065

Shares converted from Class B	932,864	2,389,111	9,989,760	26,123,609

Shares redeemed	(4,657,723)	(7,776,383)	(50,068,402)	(84,977,233)

Net increase	1,169,414	948,423	$12,492,009	$10,655,370

Class B
Shares sold	89,633	186,531	$964,961	$2,042,124

Shares issued in reinvestment of dividends	41,273	126,875	444,703	1,389,916

Shares converted to Class A	(933,012)	(2,390,298)	(9,989,760)	(26,123,609)

Shares redeemed	(313,471)	(1,227,148)	(3,369,554)	(13,430,443)

Net decrease	(1,115,577)	(3,304,040)	$(11,949,650)	$(36,122,012)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	91

Notes to Financial Statements

	Shares		Amount
California Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class C
Shares sold	810,504	659,274	$8,733,476	$7,227,021

Shares issued in reinvestment of dividends	95,278	193,698	1,025,800	2,119,210

Shares redeemed	(603,004)	(1,488,656)	(6,477,779)	(16,296,043)

Net increase (decrease)	302,778	(635,684)	$3,281,497	$(6,949,812)

	Shares		Amount
Insured California Portfolio	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Class A
Shares sold	158,302	260,519	$2,118,064	$3,569,049

Shares issued in reinvestment of dividends and distributions	91,593	160,099	1,238,177	2,199,313

Shares converted from Class B	130,856	209,597	1,758,742	2,861,292

Shares redeemed	(858,400)	(781,504)	(11,667,883)	(10,688,596)

Net decrease	(477,649)	(151,289)	$(6,552,900)	$(2,058,942)

Class B
Shares sold	10,791	7,286	$147,669	$100,332

Shares issued in reinvestment of dividends and distributions	4,936	19,125	66,747	262,969

Shares converted to Class A	(130,947)	(209,661)	(1,758,742)	(2,861,292)

Shares redeemed	(71,192)	(161,958)	(964,104)	(2,227,167)

Net decrease	(186,412)	(345,208)	$(2,508,430)	$(4,725,158)

Class C
Shares sold	53,827	50,367	$721,547	$686,914

Shares issued in reinvestment of dividends and distributions	13,582	24,002	183,458	329,546

Shares redeemed	(85,451)	(183,564)	(1,148,618)	(2,498,301)

Net decrease	(18,042)	(109,195)	$(243,613)	$(1,481,841)

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Fund

Concentration of Credit Risk — The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

The Fund may purchase municipal securities that are insured under policies issued by certain insurance companies. Insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing such insured securities, the Adviser gives consideration to both the insurer and the credit quality of the underlying issuer. The insurance reduces the credit risk for a particular municipal security by supplementing the creditworthiness of the underlying bond and provides additional security for payment of the principal and interest of a municipal security. Certain of the insurance companies that provide insurance for municipal securities provide insurance for other types of securities, including some involving subprime mortgages. The value of subprime mortgage securities has declined recently and some may default increasing a bond insurer’s risk of having to make payments to holders of subprime mortgage securities. Because of this risk, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Fund. The Fund is well diversified by bond insurer, minimizing the exposure to any single insurer. In addition, the generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	93

Notes to Financial Statements

related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2008.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 were as follows:

National	2007	2006
Distributions paid from:
Ordinary income	$65,962	$144,766
Tax-exempt income	18,687,051	19,516,141

Total distributions paid	$18,753,013	$19,660,907

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$286,830
Accumulated capital and other losses	(42,268,592	)(a)
Unrealized appreciation/(depreciation)	12,121,995	(b)

Total accumulated earnings/(deficit)	$(29,859,767	)(c)

(a)	On October 31, 2007, the Portfolio had a net capital loss carryforward of $42,268,592, of which $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2007, the Portfolio utilized capital loss carryforwards of $1,861,928. The Portfolio had $5,987,285 of capital loss carryforwards expire in the fiscal year.
(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.
(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

Insured National	2007	2006
Distributions paid from:
Ordinary income	$27,021	$3,704
Tax-exempt income	5,402,387	5,807,219

Total distributions paid	$5,429,408	$5,810,923

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$355,004
Accumulated capital and other losses	(1,732,161	)(a)
Unrealized appreciation/(depreciation)	6,972,012	(b)

Total accumulated earnings/(deficit)	$5,594,855	(c)

(a)	On October 31, 2007, the Portfolio had a net capital loss carryforward of $1,732,161 of which $1,312,177 expires in the year 2008, and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2007, the Portfolio utilized capital loss carryforwards of $666,968.
(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.
(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

New York	2007	2006
Distributions paid from:
Ordinary income	$61,877	$32,211
Tax-exempt income	18,471,958	19,093,672

Total distributions paid	$18,533,835	$19,125,883

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$106,798
Accumulated capital and other losses	(12,269,207	)(a)
Unrealized appreciation/(depreciation)	15,146,238	(b)

Total accumulated earnings/(deficit)	$2,983,829	(c)

(a)	On October 31, 2007, the Portfolio had a net capital loss carryforward of $12,269,207, of which $1,523,575 expires in the year 2008, $6,973,404 expires in the year 2009, $3,771,908 expires in the year 2011 and $320 expires in the year 2015. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of loses on wash sales, and the difference between the book and tax treatment of swap income.
(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

California	2007	2006
Distributions paid from:
Ordinary income	$167,610	$317,409
Tax-exempt income	30,853,552	33,165,553

Total distributions paid	$31,021,162	$33,482,962

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	95

Notes to Financial Statements

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$41,639
Accumulated capital and other losses	(18,626,292	)(a)
Unrealized appreciation/(depreciation)	45,795,486	(b)

Total accumulated earnings/(deficit)	$27,210,833	(c)

(a)	On October 31, 2007, the Portfolio had a net capital loss carryforward of $18,626,292, of which $3,712,265 expires in the year 2008, $10,406,492 expires in the year 2009, and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2007 the Portfolio utilized capital loss carryforwards of $3,362,635.
(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.
(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

Insured California	2007	2006
Distributions paid from:
Ordinary income	$30,236	$71,548
Tax-exempt income	3,698,905	4,468,372
Net long term capital gains	1,289,544	2,126,272

Total distributions paid	$5,018,685	$6,666,192

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Long-term capital gain	$504,535
Undistributed tax-exempt net investment income	4,273
Unrealized appreciation/(depreciation)	4,746,426	(a)

Total accumulated earnings/(deficit)	$5,255,234	(b)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.
(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	97

Notes to Financial Statements

(“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On April 30, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and believes the adoption of FAS 157 will have no material impact on its financial statements.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on its financial statements.

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class A
	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,
			2007	2006		2005		2004(a)	2003

Net asset value, beginning of period	$ 10.03		$ 10.22	$ 10.05		$ 10.13		$ 9.96	$ 9.80

Income From Investment Operations
Net investment income(b)(c)	.21		.44	.46		.47		.50	.52
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.19)	.17		(.07)		.17	.18

Net increase (decrease) in net asset value from operations	(.01)		.25	.63		.40		.67	.70

Less: Dividends
Dividends from net investment income	(.21)		(.44)	(.46)		(.48)		(.50)	(.54)

Net asset value, end of period	$ 9.81		$ 10.03	$ 10.22		$ 10.05		$ 10.13	$ 9.96

Total Return
Total investment return based on net asset value(d)	(.08)%		2.52%	6.43%		3.95%		6.92%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$426,493		$361,701	$349,884		$337,201		$344,557	$373,416
Ratio to average net assets of:
Expenses, net of fee waivers and interest expense	.68	%(e)	.68%	.68	%(f)	.68%		.68%	.68%
Expenses, before fee waivers	.92	%(e)	.92%	1.01	%(f)	.93	%(g)	1.08%	1.11%
Expenses, before waivers, excluding interest expense	.92	%(e)	.92%	.92%		.93%		1.08%	1.11%
Net investment income(b)	4.29	%(e)	4.38%	4.56	%(f)	4.65%		4.94%	5.25%
Portfolio turnover rate	12%		15%	22%		25%		47%	35%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	99

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class B
	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,
			2007	2006		2005		2004(a)	2003

Net asset value, beginning of period	$ 10.02		$ 10.21	$ 10.04		$ 10.12		$ 9.95	$ 9.79

Income From Investment Operations
Net investment income(b)(c)	.18		.37	.39		.40		.43	.45
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.19)	.17		(.07)		.17	.18

Net increase (decrease) in net asset value from operations	(.04)		.18	.56		.33		.60	.63

Less: Dividends
Dividends from net investment income	(.18)		(.37)	(.39)		(.41)		(.43)	(.47)

Net asset value, end of period	$ 9.80		$ 10.02	$ 10.21		$ 10.04		$ 10.12	$ 9.95

Total Return
Total investment return based on net asset value(d)	(.42)%		1.81%	5.70%		3.25%		6.18%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,345		$25,332	$37,399		$49,801		$72,264	$101,287
Ratio to average net assets of:
Expenses, net of fee waivers and interest expense	1.38	%(e)	1.38%	1.38	%(f)	1.38%		1.39%	1.39%
Expenses, before fee waivers	1.64	%(e)	1.63%	1.73	%(f)	1.64	%(g)	1.79%	1.81%
Expenses, before fee waivers, excluding interest expense	1.64	%(e)	1.63%	1.64%		1.64%		1.79%	1.81%
Net investment income(b)	3.60	%(e)	3.69%	3.89	%(f)	3.96%		4.24%	4.54%
Portfolio turnover rate	12%		15%	22%		25%		47%	35%

See footnote summary on page 114.

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005		2004(a)	2003

Net asset value, beginning of period	$ 10.02		$ 10.21	$ 10.05		$ 10.13		$ 9.95	$ 9.79

Income From Investment Operations
Net investment income(b)(c)	.18		.37	.39		.40		.43	.45
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.19)	.16		(.07)		.18	.18

Net increase (decrease) in net asset value from operations	(.04)		.18	.55		.33		.61	.63

Less: Dividends
Dividends from net investment income	(.18)		(.37)	(.39)		(.41)		(.43)	(.47)

Net asset value, end of period	$ 9.80		$ 10.02	$ 10.21		$ 10.05		$ 10.13	$ 9.95

Total Return
Total investment return based on net asset value(d)	(.42)%		1.81%	5.59%		3.24%		6.28%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,758		$60,613	$62,447		$61,622		$68,769	$82,167
Ratio to average net assets of:
Expenses, net of fee waivers and interest expense	1.38	%(e)	1.38%	1.38	%(f)	1.38%		1.38%	1.38%
Expenses, before fee waivers	1.63	%(e)	1.62%	1.72	%(f)	1.64	%(g)	1.78%	1.81%
Expenses, before fee waivers, excluding interest expense	1.63	%(e)	1.62%	1.63%		1.64%		1.78%	1.81%
Net investment income(b)	3.60	%(e)	3.68%	3.87	%(f)	3.96%		4.24%	4.55%
Portfolio turnover rate	12%		15%	22%		25%		47%	35%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	101

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Insured National Portfolio
	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.11		$ 10.27	$ 10.18		$ 10.29	$ 10.11	$ 9.92

Income From Investment Operations
Net investment income(b)(c)	.19		.41	.41		.42	.44	.47
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.17)	.09		(.11)	.20	.14

Net increase in net asset value from operations	.09		.24	.50		.31	.64	.61

Less: Dividends
Dividends from net investment income	(.19)		(.40)	(.41)		(.42)	(.46)	(.42)

Net asset value, end of period	$ 10.01		$ 10.11	$ 10.27		$ 10.18	$ 10.29	$ 10.11

Total Return
Total investment return based on net asset value(d)	.94%		2.42%	4.98%		3.05%	6.42%	6.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,594		$116,843	$124,967		$124,957	$129,888	$139,179
Ratio to average net assets of:
Expenses, net of fee waivers	1.04	%(e)	1.04%	1.04	%(f)	1.04%	1.03%	1.04%
Expenses, before fee waivers	1.08	%(e)	1.06%	1.04	%(f)	1.04%	1.18%	1.16%
Net investment income(b)	3.92	%(e)	4.00%	4.00	%(f)	4.07%	4.28%	4.69%
Portfolio turnover rate	6%		12%	10%		17%	12%	28%

See footnote summary on page 114.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Insured National Portfolio
	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.09		$ 10.25	$ 10.15		$ 10.26	$ 10.09	$ 9.89

Income From Investment Operations
Net investment income(b(c)	.16		.34	.34		.35	.36	.40
Net realized and unrealized gain (loss) on investment transactions	(.11)		(.17)	.10		(.11)	.19	.16

Net increase in net asset value from operations	.05		.17	.44		.24	.55	.56

Less: Dividends
Dividends from net investment income	(.16)		(.33)	(.34)		(.35)	(.38)	(.36)

Net asset value, end of period	$ 9.98		$ 10.09	$ 10.25		$ 10.15	$ 10.26	$ 10.09

Total Return
Total investment return based on net asset value(d)	.50%		1.72%	4.36%		2.34%	5.60%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,443		$6,449	$11,477		$16,375	$22,968	$34,243
Ratio to average net assets of:
Expenses, net of fee waivers	1.74	%(e)	1.74%	1.74	%(f)	1.74%	1.74%	1.75%
Expenses, before fee waivers	1.80	%(e)	1.77%	1.75	%(f)	1.75%	1.89%	1.87%
Net investment income(b)	3.23	%(e)	3.31%	3.32	%(f)	3.39%	3.58%	4.00%
Portfolio turnover rate	6%		12%	10%		17%	12%	28%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	103

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Insured National Portfolio
	Class C
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.09		$ 10.25	$ 10.16		$ 10.27	$ 10.09	$ 9.90

Income From Investment Operations
Net investment income(b)(c)	.16		.34	.34		.35	.37	.40
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.17)	.09		(.11)	.19	.15

Net increase in net asset value from operations	.06		.17	.43		.24	.56	.55

Less: Dividends
Dividends from net investment income	(.16)		(.33)	(.34)		(.35)	(.38)	(.36)

Net asset value, end of period	$ 9.99		$ 10.09	$ 10.25		$ 10.16	$ 10.27	$ 10.09

Total Return
Total investment return based on net asset value(d)	.59%		1.71%	4.26%		2.34%	5.71%	5.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,432		$10,872	$11,277		$11,732	$12,198	$14,149
Ratio to average net assets of:
Expenses, net of fee waivers	1.74	%(e)	1.74%	1.74	%(f)	1.74%	1.73%	1.74%
Expenses, before fee waivers	1.79	%(e)	1.77%	1.74	%(f)	1.75%	1.88%	1.86%
Net investment income(b)	3.23	%(e)	3.31%	3.31	%(f)	3.38%	3.59%	3.98%
Portfolio turnover rate	6%		12%	10%		17%	12%	28%

See footnote summary on page 114.

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class A
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.82		$ 9.97	$ 9.81		$ 9.93	$ 9.79	$ 9.69

Income From Investment Operations
Net investment income(b)(c)	.20		.41	.42		.46	.48	.50
Net realized and unrealized gain (loss) on investment transactions	(.12)		(.15)	.16		(.12)	.15	.11

Net increase in net asset value from operations	.08		.26	.58		.34	.63	.61

Less: Dividends
Dividends from net investment income	(.20)		(.41)	(.42)		(.46)	(.49)	(.51)

Net asset value, end of period	$ 9.70		$ 9.82	$ 9.97		$ 9.81	$ 9.93	$ 9.79

Total Return
Total investment return based on net asset value(d)	.84%		2.62%	6.06%		3.46%	6.58%	6.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$364,544		$356,989	$320,580		$294,005	$280,213	$311,596
Ratio to average net assets of:
Expenses, net of fee waivers	.58	%(e)	.58%	.58	%(f)	.58%	.59%	.58%
Expenses, before fee waivers	.90	%(e)	.90%	.89	%(f)	.91%	1.05%	1.06%
Net investment income(b)	4.15	%(e)	4.12%	4.27	%(f)	4.62%	4.93%	5.09%
Portfolio turnover rate	1%		5%	39%		19%	33%	35%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	105

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.80		$ 9.96	$ 9.80		$ 9.92	$ 9.78	$ 9.68

Income From Investment Operations
Net investment income(b)(c)	.17		.34	.35		.39	.41	.43
Net realized and unrealized gain (loss) on investment transactions	(.11)		(.16)	.16		(.12)	.15	.11

Net increase in net asset value from operations	.06		.18	.51		.27	.56	.54

Less: Dividends
Dividends from net investment income	(.17)		(.34)	(.35)		(.39)	(.42)	(.44)

Net asset value, end of period	$ 9.69		$ 9.80	$ 9.96		$ 9.80	$ 9.92	$ 9.78

Total Return
Total investment return based on net asset value(d)	.60%		1.82%	5.33%		2.75%	5.85%	5.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,038		$74,342	$114,128		$133,746	$151,474	$171,881
Ratio to average net assets of:
Expenses, net of fee waivers	1.28	%(e)	1.28%	1.28	%(f)	1.28%	1.30%	1.29%
Expenses, before fee waivers	1.62	%(e)	1.61%	1.60	%(f)	1.62%	1.76%	1.77%
Net investment income(b)	3.45	%(e)	3.42%	3.59	%(f)	3.93%	4.22%	4.38%
Portfolio turnover rate	1%		5%	39%		19%	33%	35%

See footnote summary on page 114.

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class C
	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.81		$ 9.96	$ 9.80		$ 9.92	$ 9.78	$ 9.68

Income From Investment Operations
Net investment income(b)(c)	.17		.34	.35		.39	.41	.43
Net realized and unrealized gain (loss) on investment transactions	(.11)		(.15)	.16		(.12)	.15	.11

Net increase in net asset value from operations	.06		.19	.51		.27	.56	.54

Less: Dividends
Dividends from net investment income	(.17)		(.34)	(.35)		(.39)	(.42)	(.44)

Net asset value, end of period	$ 9.70		$ 9.81	$ 9.96		$ 9.80	$ 9.92	$ 9.78

Total Return
Total investment return based on net asset value(d)	.60%		1.91%	5.32%		2.74%	5.85%	5.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,528		$46,305	$48,022		$45,956	$45,121	$52,206
Ratio to average net assets of:
Expenses, net of fee waivers	1.28	%(e)	1.28%	1.28	%(f)	1.28%	1.29%	1.29%
Expenses, before fee waivers	1.61	%(e)	1.60%	1.60	%(f)	1.61%	1.75%	1.77%
Net investment income(b)	3.45	%(e)	3.43%	3.58	%(f)	3.92%	4.23%	4.38%
Portfolio turnover rate	1%		5%	39%		19%	33%	35%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	107

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class A
	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.88		$ 11.07	$ 10.86		$ 10.93	$ 10.63	$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.23		.46	.47		.48	.51	.53
Net realized and unrealized gain (loss) on investment transactions	(.24)		(.20)	.21		(.07)	.30	(.19)

Net increase (decrease) in net asset value from operations	(.01)		.26	.68		.41	.81	.34

Less: Dividends
Dividends from net investment income	(.22)		(.45)	(.47)		(.48)	(.51)	(.55)

Net asset value, end of period	$ 10.65		$ 10.88	$ 11.07		$ 10.86	$ 10.93	$ 10.63

Total Return
Total investment return based on net asset value(d)	(.05)%		2.45%	6.42%		3.78%	7.80%	3.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$594,167		$594,039	$594,150		$590,042	$587,874	$644,868
Ratio to average net assets of:
Expenses, net of fee waivers	.77	%(e)	.77%	.77	%(f)	.77%	.78%	.77%
Expenses, before fee waivers	.86	%(e)	.85%	.85	%(f)	.86%	1.01%	1.02%
Net investment income(b)	4.25	%(e)	4.19%	4.33	%(f)	4.36%	4.75%	4.93%
Portfolio turnover rate	1%		21%	10%		17%	34%	33%

See footnote summary on page 114.

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class B
	Six Months Ended April 30, 2008		Year Ended October 31,
	(unaudited)		2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.87		$ 11.07	$ 10.86		$ 10.93	$ 10.63	$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.19		.38	.40		.40	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.20)	.21		(.07)	.30	(.20)

Net increase (decrease) in net asset value from operations	(.03)		.18	.61		.33	.74	.26

Less: Dividends
Dividends from net investment income	(.19)		(.38)	(.40)		(.40)	(.44)	(.47)

Net asset value, end of period	$ 10.65		$ 10.87	$ 11.07		$ 10.86	$ 10.93	$ 10.63

Total Return
Total investment return based on net asset value(d)	(.30)%		1.65%	5.69%		3.06%	7.05%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,796		$43,581	$80,928		$122,128	$175,215	$237,147
Ratio to average net assets of:
Expenses, net of fee waivers	1.47	%(e)	1.47%	1.47	%(f)	1.47%	1.48%	1.48%
Expenses, before fee waivers	1.57	%(e)	1.56%	1.56	%(f)	1.56%	1.71%	1.73%
Net investment income(b)	3.54	%(e)	3.48%	3.64	%(f)	3.66%	4.05%	4.22%
Portfolio turnover rate	1%		21%	10%		17%	34%	33%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	109

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class C
	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.88		$ 11.07	$ 10.86		$ 10.93	$ 10.63	$ 10.84

Income From Investment Operations
Net investment income(b)(c)	.19		.38	.40		.40	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.23)		(.19)	.21		(.07)	.30	(.20)

Net increase (decrease) in net asset value from operations	(.04)		.19	.61		.33	.74	.26

Less: Dividends
Dividends from net investment income	(.19)		(.38)	(.40)		(.40)	(.44)	(.47)

Net asset value, end of period	$ 10.65		$ 10.88	$ 11.07		$ 10.86	$ 10.93	$ 10.63

Total Return
Total investment return based on net asset value(d)	(.40)%		1.73%	5.69%		3.06%	7.05%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,603		$111,697	$120,731		$125,067	$141,031	$170,003
Ratio to average net assets of:
Expenses, net of fee waivers	1.47	%(e)	1.47%	1.47	%(f)	1.47%	1.48%	1.47%
Expenses, before fee waivers	1.56	%(e)	1.55%	1.56	%(f)	1.56%	1.71%	1.72%
Net investment income(b)	3.55	%(e)	3.49%	3.64	%(f)	3.66%	4.05%	4.23%
Portfolio turnover rate	1%		21%	10%		17%	34%	33%

See footnote summary on page 114.

110	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Insured California
Class A
Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 13.61	$ 13.95	$ 14.01	$ 14.21	$ 14.03	$ 14.17

Income From Investment Operations
Net investment income(c)	.24	.48	.53	.57	.61	(b)	.60
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.18)	.17	(.20)	.18	(.12)

Net increase in net asset value from operations	.08	.30	.70	.37	.79	.48

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.48)	(.53)	(.57)	(.61)	(.62)
Distributions from net realized gain on investment transactions	(.07)	(.16)	(.23)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.31)	(.64)	(.76)	(.57)	(.61)	(.62)

Net asset value, end of period	$ 13.38	$ 13.61	$ 13.95	$ 14.01	$ 14.21	$ 14.03

Total Return
Total investment return based on net asset value(d)	.58%	2.17%	5.19%	2.60%	5.75%	3.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,387	$85,238	$89,501	$97,079	$103,414	$124,817
Ratio to average net assets of:
Expenses, net of fee waivers	1.15	%(e)	1.08%	1.03	%(f)	1.02%	1.00%	1.07%
Expenses, before fee waivers	1.15	%(e)	1.08%	1.03	%(f)	1.02%	1.07%	1.07%
Net investment income	3.56	%(e)	3.52%	3.85	%(f)	3.99%	4.29	%(b)	4.24%
Portfolio turnover rate	0%	18%	26%	37%	5%	34%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	111

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Insured California
Class B
Six Months Ended April 30, 2008	Year Ended October 31,
(unaudited)	2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 13.60	$ 13.95	$ 14.01	$ 14.20	$ 14.02	$ 14.16

Income From Investment Operations
Net investment income(c)	.19	.38	.44	.47	.50	(b)	.50
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.19)	.16	(.19)	.19	(.12)

Net increase in net asset value from operations	.03	.19	.60	.28	.69	.38

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.38)	(.43)	(.47)	(.51)	(.52)
Distributions from net realized gain on investment transactions	(.07)	(.16)	(.23)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.54)	(.66)	(.47)	(.51)	(.52)

Net asset value, end of period	$ 13.37	$ 13.60	$ 13.95	$ 14.01	$ 14.20	$ 14.02

Total Return
Total investment return based on net asset value(d)	.22%	1.38%	4.45%	1.96%	5.02%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,450	$6,046	$11,013	$15,626	$21,559	$29,285
Ratio to average net assets of:
Expenses, net of fee waivers	1.87	%(e)	1.79%	1.74	%(f)	1.73%	1.71%	1.77%
Expenses, before fee waivers	1.87	%(e)	1.79%	1.74	%(f)	1.73%	1.77%	1.77%
Net investment income	2.83	%(e)	2.81%	3.15	%(f)	3.29%	3.58	%(b)	3.52%
Portfolio turnover rate	0%	18%	26%	37%	5%	34%

See footnote summary on page 114.

112	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Insured California
Class C
Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 13.60	$ 13.94	$ 14.00	$ 14.20	$ 14.02	$ 14.16

Income From Investment Operations
Net investment income(c)	.19	.39	.43	.47	.51	(b)	.50
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.19)	.17	(.20)	.18	(.12)

Net increase in net asset value from operations	.03	.20	.60	.27	.69	.38

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.38)	(.43)	(.47)	(.51)	(.52)
Distributions from net realized gain on investment transactions	(.07)	(.16)	(.23)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.54)	(.66)	(.47)	(.51)	(.52)

Net asset value, end of period	$ 13.37	$ 13.60	$ 13.94	$ 14.00	$ 14.20	$ 14.02

Total Return
Total investment return based on net asset value(d)	.23%	1.46%	4.46%	1.88%	5.02%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,813	$14,300	$16,184	$18,204	$19,603	$21,951
Ratio to average net assets of:
Expenses, net of fee waivers	1.85	%(e)	1.78%	1.73	%(f)	1.73%	1.70%	1.77%
Expenses, before fee waivers	1.85	%(e)	1.78%	1.73	%(f)	1.73%	1.77%	1.77%
Net investment income	2.86	%(e)	2.82%	3.15	%(f)	3.29%	3.59	%(b)	3.53%
Portfolio turnover rate	0%	18%	26%	37%	5%	34%

See footnote summary on page 114.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	113

Financial Highlights

(a)	As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effects of these changes for the year ended October 31, 2004 were as follows:

	Investment Income Per Share*	Realized and Unrealized Gain (Loss) on Investment Transactions Per Share*	Ratio of Net Investment Income to Average Net Assets
National Portfolio
Class A	$.00	$.00	.01%
Class B	.00	.00	.01%
Class C	.00	.00	.01%
Insured National Portfolio
Class A	.00	.00	.01%
Class B	.00	.00	.01%
Class C	.00	.00	.01%
New York Portfolio
Class A	.00	.00	.05%
Class B	.00	.00	.05%
Class C	.00	.00	.05%
California Portfolio
Class A	.00	.00	.00%†
Class B	.00	.00	.00%†
Class C.	.00	.00	.00%†
Insured California Portfolio
Class A	.00	.00	.00%†
Class B	.00	.00	.00%†
Class C	.00	.00	.00%†

*	Per share amounts less than $0.01

†	Amount is less than .01%

(b)	Net of fees waived by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	The ratio includes expenses attributable to cost of proxy solicitation.

(g)	During 2006, the Fund determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, had not been met for certain transfers of municipal bonds and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the National Portfolio has restated the expense ratios (see table next page) for the year ended October 31, 2005 to give effect to recording the transfers of the municipal bonds as secured borrowings. The effects of the restatement have no effect on the previously reported net assets.

114	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

	Class A		Class B		Class C
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio to average net assets of: Expenses, before fee waivers	0.93%	1.14%	1.64%	1.85%	1.64%	1.85%
Expense, before waivers excluding interest expense	N/A	.94%	N/A	1.65%	N/A	1.65%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	115

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1),(2)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Robert B. (Guy) Davidson, III(3), Senior Vice President

Douglas J. Peebles, Senior Vice President

Jeffrey S. Phlegar, Senior Vice President

Michael G. Brooks(3), Vice President

Fred S. Cohen(3), Vice President

Terrance T. Hults(3), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Thomas R. Manley, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	Retiring effective June 30, 2008.

(3)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Messrs. Brooks, Cohen, Davidson and Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

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Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the California Portfolio, Insured California Portfolio, Insured National Portfolio, National Portfolio and New York Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”) at a meeting held on October 30-November 1, 2007.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio wherein the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Portfolio and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other

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matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rate stated in the Portfolios’ Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2005 and 2006 that had been prepared with an updated expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolios, including those relating to its subsidiaries which provide transfer agency and distribution services to the Portfolios. The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable. The directors noted that the Adviser’s relationship with the New York Portfolio was not profitable to it in 2005.

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Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Portfolios other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the directors reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared to a group of funds selected by Lipper (the “Performance Group”) and as compared to a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared to the Lehman Brothers Municipal Bond Index (the “Index”), in each case for periods ended July 31, 2007 over the 1-, 3-, 5- and 10-year periods and (in the case of the Index) the since inception period.

California Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 2nd quintile of the Performance Group and Performance Universe in all periods reviewed except in the 1-year period for the Performance Universe when it was in the 1st quintile and 10-year period for the Performance Group when it was in the 3rd quintile, and that the Portfolio outperformed the Index in all periods reviewed except in the 10-year and since inception periods when it underperformed the Index. Based on their review, the directors concluded that the Portfolio’s relative performance over time had been satisfactory.

Insured California Portfolio

The directors noted that the Portfolio (November 1985 inception) was 1 out of 3 of the Performance Group and in the 2nd quintile of the Performance Universe in the 1- and 3-year periods and 2 out of 3 of the Performance Group and 4th quintile of the Performance Universe in the 5- and 10-year periods, and that the Portfolio underperformed the Index in all periods reviewed. Based on their review, the directors concluded that the Portfolio’s relative performance over time had been satisfactory.

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Insured National Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 1st quintile of the Performance Group and Performance Universe in all periods reviewed except in the 10-year period when it was in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe, and that the Portfolio outperformed the Index in the 3- and 5-year periods and underperformed the Index in all other periods reviewed. Based on their review, the directors concluded that the Portfolio’s relative performance over time had been satisfactory.

National Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 1st quintile of the Performance Group and Performance Universe in all periods reviewed except in the 10-year period when it was in the 4th quintile of the Performance Group and Performance Universe, and that the Portfolio outperformed the Index in the 1-, 3- and 5-year periods and underperformed the Index in the 10-year and since inception periods. Based on their review, the directors concluded that the Portfolio’s relative performance over time had been satisfactory.

New York Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 2nd quintile of the Performance Group and Performance Universe in all periods reviewed except that it was in the 1st quintile of the Performance Universe in the 1-year period and 1st quintile of the Performance Group and Performance Universe in the 3-year period, and that the Portfolio outperformed the Index in the 1-, 3- and 5-year periods and underperformed the Index in the 10-year and since inception periods. Based on their review, the directors concluded that the Portfolio’s performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the directors that there are no institutional products managed by it that have a substantially similar investment style as the Portfolios. The directors reviewed information in the Adviser’s Form ADV and noted that it charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which involved investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities although such securities are of a shorter duration than the Portfolios invest in).

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that since mutual funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds comparable to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The directors noted that because of the small number of funds in the Insured California Portfolio Lipper category, at the request of the Adviser and the Fund’s Senior Officer, Lipper had expanded the Expense Group of the Insured California Portfolio to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for that Portfolio had also been expanded by Lipper pursuant to Lipper’s standard guidelines and not at the request of the Adviser or the Fund’s Senior Officer. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year expense ratio. The directors recognized that the expense ratio information for each Portfolio potentially reflected on the Adviser’s provision of services, as the Adviser is responsible for coordinating services provided to each Portfolio by others. The expense ratios of the California Portfolio, Insured National Portfolio, National Portfolio and New York Portfolio reflected fee waivers and/or expense reimbursements as a result of an applicable expense limitation undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some funds in each Portfolio’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

California Portfolio

The information reviewed by the directors showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 1 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

Insured California Portfolio

The information reviewed by the directors showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus

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the 6.5 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio was higher than the Expense Group and Expense Universe medians. The directors also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The directors concluded that the Portfolio’s expense ratio was acceptable.

Insured National Portfolio

The information reviewed by the directors showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 5.3 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and Expense Universe medians. The directors also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The directors concluded that the Portfolio’s expense ratio was acceptable.

National Portfolio

The information reviewed by the directors showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 1.8 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

New York Portfolio

The information reviewed by the directors showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 1.7 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein

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Funds as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund, Inc. (the “Fund”), in respect of the following Portfolios: 2

California Portfolio

Insured California Portfolio

Insured National Portfolio

National Portfolio

New York Portfolio

The evaluation of the Investment Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the ‘40 Act) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	It should be noted that the Senior Officer’s fee evaluation was completed on October 18, 2007.
2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

PORTFOLIO ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS, & RATIOS

The Adviser proposed that the Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee	Fund
Low Risk Income	45 bp on 1st $2.5 billion	Municipal Income Fund, Inc.
40 bp on next $2.5 billion
35 bp on the balance

The Portfolios’ net assets on September 30, 2007 are set forth below:

Portfolio	Net Assets ($MM)
California Portfolio	$755.2
Insured California Portfolio	$106.4
Insured National Portfolio	$132.8
National Portfolio	$442.5
New York Portfolio	$469.9

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services provided to the Portfolios. Indicated below are the reimbursement amounts which the Adviser received from the Portfolios during their most recently completed fiscal year:

Portfolio	Amount	As a % of Average Daily Net Assets
California Portfolio	$80,500	0.010%
Insured California Portfolio	$80,500	0.065%
Insured National Portfolio	$80,500	0.053%
National Portfolio	$80,500	0.018%
New York Portfolio	$80,500	0.017%

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

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The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the Portfolios’ gross expense ratios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio	Fiscal Year End
California Portfolio	Class A	0.77%	0.87%	October 31
	Class B	1.47%	1.56%
	Class C	1.47%	1.55%

Insured National Portfolio	Class A	1.04%	1.06%	October 31
	Class B	1.74%	1.78%
	Class C	1.74%	1.77%

National Portfolio	Class A	0.68%	0.94%	October 31
	Class B	1.38%	1.66%
	Class C	1.38%	1.65%

New York Portfolio	Class A	0.58%	0.89%	October 31
	Class B	1.28%	1.60%
	Class C	1.28%	1.59%

Set forth below are annualized total expense ratios of Insured California Portfolio, which does not have an expense limitation undertaking:

Portfolio	Total Expense Ratios		Fiscal Year End
Insured California Portfolio	Class A	1.06%	October 31
	Class B	1.77%
	Class C	1.76%

I.  ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for

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the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolios to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios. However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as any of the Portfolios. It should be noted that the Adviser has represented it does manage separately managed accounts that invest principally in municipal securities but those mandates have substantially lower risk profile (credit and interest rate risk) than the Portfolios.

The Adviser manages Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company. Several portfolios of SCB Fund have a somewhat similar investment style to certain of the Portfolios and their advisory fee schedules are set forth below. Also presented are what would have been the effective advisory fees of the Portfolios had the SCB Fund fee schedule been applicable to those Portfolios based on September 30, 2007 net assets versus the Portfolios’ advisory fees.

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Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
California Portfolio	Short Duration California Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

California Portfolio	California Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

National Portfolio	Short Duration Diversified Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

National Portfolio	Diversified Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

New York Portfolio	Short Duration New York Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

New York Portfolio	New York Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

The Adviser represented that it does not sub-advise any registered investment company that has a similar investment strategy as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolios’ rankings with respect to the contractual management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”) at the approximate current asset level of the Portfolio.4

4	The contractual management fee is calculated by Lipper using the Portfolios’ contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

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Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.5 An EG will typically consist of seven to twenty funds.

The original EG for Insured California Portfolio had an insufficient number of peers, in the view of the Senior Officer and the Adviser. Consequently, at the request of the Senior Officer and the Adviser, Lipper expanded the Portfolio’s EG to include peers that had a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee (%)[6]	Lipper Group Median (%)	Rank
California Portfolio	0.450	0.500	4/13
Insured California Portfolio[7]	0.450	0.534	1/10
Insured National Portfolio	0.450	0.547	1/9
National Portfolio	0.450	0.520	3/14
New York Portfolio[8]	0.450	0.533	2/9

Because Lipper had expanded Insured California Portfolio’s EG, under Lipper’s standard guidelines, the Portfolio’s Lipper Expense Universe (“EU”) was also expanded to include universes of those peers that had a similar but not the same Lipper investment objective/classification.9 A “normal” EU will include funds that have the same investment objective/classification as the subject fund. 10 Set

5	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

6	The contractual management fee rate for the Portfolio does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any management waivers or expense reimbursements for expense caps that effectively reduce the effective (actual) advisory fee rate.

7	The Portfolio’s EG was expanded by Lipper at the request of the Senior Officer and the Adviser.

8	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.

9	The expansion of the Portfolio’s EU was not requested by the Adviser or the Senior Officer. They requested only that the EGs be expanded.

10	Except for asset size comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

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forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EG and EU. The Portfolios’ total expense ratio rankings are also shown:

Portfolio	Expense Ratio (%)[11]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
California Portfolio	0.770	0.776	6/13	0.826	9/30

Insured California Portfolio[12]	1.031	0.903	9/10	0.850	12/13

Insured National Portfolio	1.039	0.895	8/9	0.860	18/20

National Portfolio	0.679	0.860	1/14	0.851	4/60

New York Portfolio	0.580	0.784	1/10	0.803	1/25

Based on this analysis, except for National Portfolio and New York Portfolio, which have a more favorable ranking for total expense ratio basis compared to management fee basis, the Portfolios have a more favorable ranking on a management fee basis than they do on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to all of the Portfolios increased during calendar year 2006 relative to 2005.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser

11	Most recently completed fiscal year Class A share total expense ratio.

12	The Portfolio’s EU was expanded by Lipper under standard Lipper guidelines.

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and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution related services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2006, ABI paid approximately 0.044% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments). For 2007, it is anticipated, ABI will pay approximately 0.040% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20 million.13

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
California Portfolio	$33,367
Insured California Portfolio	$3,458
Insured National Portfolio	$5,116
National Portfolio	$28,657
New York Portfolio	$42,667

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
California Portfolio	$3,990,113	$37,249
Insured California Portfolio	$584,248	$4,616
Insured National Portfolio	$628,216	$19,139
National Portfolio	$2,069,953	$35,377
New York Portfolio	$2,618,975	$113,374

13	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	131

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of the service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS’ after-tax profitability decreased in 2006 in comparison to 2005. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:14

Portfolio	ABIS Fee	Expense Offset
California Portfolio	$167,938	$8,587
Insured California Portfolio	$25,417	$1,287
Insured National Portfolio	$56,551	$3,885
National Portfolio	$211,496	$13,806
New York Portfolio	$158,945	$12,010

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,15 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli16 study on advisory fees and various fund characteristics. The preliminary results of the updated study, based on more recent data and using Lipper classifications, were found to be consistent with the results of the original study. The independent consultant observed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of

14	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.

15	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

16	The Deli study was originally published in 2002 based on 1997 data.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $813 billion as of September 30, 2007, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolios17 relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)18 for the periods ended July 31, 2007.19

California Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.34	3.96	3.80	4/13	5/34
3 year	5.07	4.35	4.45	3/12	8/31
5 year	4.77	4.36	4.36	3/11	7/27
10 year	4.89	4.89	4.82	6/11	10/26

Insured California Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	3.91	3.61	3.61	1/3	2/6
3 year	4.09	3.80	3.81	1/3	2/6
5 year	3.97	3.97	3.98	2/3	4/6
10 year	4.56	4.56	4.57	2/3	4/6

Insured National Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.14	3.53	3.52	1/9	2/20
3 year	4.44	3.65	3.71	1/9	1/20
5 year	4.67	3.78	3.88	1/9	1/20
10 year	4.52	4.39	4.48	4/9	8/20

17	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be one or two basis points different from Lipper. To maintain consistency in this evaluation, the performance returns of the Portfolios, as reported by the Adviser, are provided instead of Lipper.

18	The Portfolios PG/PU may not be necessarily identical to the Portfolios EG/EU as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

19	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if the Portfolio may have had a different investment classification/objective at different points in time.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	133

National Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.77	3.64	3.67	1/14	2/65
3 year	5.06	4.29	4.10	1/13	4/63
5 year	4.69	4.21	4.11	2/13	9/61
10 year	4.42	4.49	4.53	8/13	29/47

New York Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.28	3.97	3.78	3/10	5/28
3 year	4.74	3.98	3.96	2/10	4/27
5 year	4.60	4.02	4.11	3/10	6/24
10 year	4.76	4.72	4.65	4/10	8/23

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)20 versus its benchmarks.21 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.22 Note that each Portfolio’s benchmark is the Lehman Brothers Municipal Bond Index.23

	Periods Ending July 31, 2007 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
California Portfolio	4.34	5.07	4.77	4.89	6.58	4.00	0.28	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	6.62	3.65	0.39	10
Inception Date: December 29, 1986

20	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

21	The benchmark’s since inception performance return for each Portfolio is from the nearest month-end after inception date. In contrast to the benchmark, each Portfolio’s since inception performance return is from the Portfolio’s actual inception date.

22	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

23	The Lehman Brothers Municipal Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and pre-funded bonds. The index represents a national municipal bond index as opposed to a specific state index.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

	Periods Ending July 31, 2007 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Insured California Portfolio	3.91	4.09	3.97	4.56	6.45	4.75	0.18	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	7.19	3.65	0.39	10
Inception Date: November 21, 1985

Insured National Portfolio	4.14	4.44	4.67	4.52	6.29	4.26	0.18	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	6.62	3.65	0.39	10
Inception Date: December 29, 1986

National Portfolio	4.77	5.06	4.69	4.42	6.44	3.63	0.18	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	6.62	3.65	0.39	10
Inception Date: December 29, 1986

New York Portfolio	4.28	4.74	4.60	4.76	6.16	3.65	0.27	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	6.62	3.65	0.39	10
Inception Date: December 29, 1986

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 26, 2007

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	135

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Global & International

Global Health Care Fund

Global Research Growth Fund

Global Technology Fund

Greater China ‘97 Fund

International Growth Fund

International Research Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund*

Global Bond Fund*

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Insured National Arizona California Insured California Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income    Fund*

ACM Managed Dollar Income Fund

California Municipal Income Fund

New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund. Prior to November 5, 2007, Diversified Yield Fund was named Global Strategic Income Trust and Global Bond Fund was named Global Government Income Trust. Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	137

NOTES

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	139

NOTES

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105 800.221.5672

MI-0152-0408

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 30, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 30, 2008